Portfolio of investments—September 30, 2022 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 0.78%
California: 0.40%
Nuveen California AMT-Free Quality Municipal Income Fund Muni Fund Preferred Shares Series A (220 shares) 2.91% 144Aø	$22,000,000	$ 22,000,000
Other: 0.38%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (110 shares) 2.91% 144Aø	11,000,000	11,000,000
Nuveen AMT-Free Municipal Credit Income Fund Preferred Shares Series C (100 shares) 1.41% 144Aø	10,000,000	10,000,000
		21,000,000
Total Closed end municipal bond fund obligations (Cost $43,000,000)		43,000,000

	Interest rate	Maturity date
Municipal obligations: 97.31%
Alabama: 2.02%
Airport revenue: 0.09%
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00%	7-1-2036	500,000	467,161
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2037	500,000	465,049
Birmingham AL Airport Authority Revenue (BAM Insured)	4.00	7-1-2038	400,000	369,218
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2028	700,000	753,296
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2029	750,000	813,097
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2030	500,000	545,677
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2032	600,000	645,753
Birmingham AL Airport Authority Revenue (BAM Insured)	5.00	7-1-2033	650,000	692,260
				4,751,511
GO revenue: 0.06%
Birmingham AL CAB Series A1	5.00	3-1-2045	3,160,000	3,319,182
Health revenue: 0.21%
Alabama Health Care Authority for Baptist Health Series B ø	2.98	11-1-2042	9,500,000	9,500,000
UAB Medicine Finance Authority Series B	5.00	9-1-2034	1,000,000	1,045,585
UAB Medicine Finance Authority Series B	5.00	9-1-2035	1,000,000	1,040,694
				11,586,279
Tax revenue: 0.47%
Alabama Federal Aid Highway Finance Authority Series A	5.00	9-1-2035	24,000,000	25,574,947
Utilities revenue: 1.08%
Black Belt Energy Gas District Gas Supply Revenue Bonds Series 2021A (Royal Bank of Canada LIQ)	4.00	6-1-2051	5,500,000	5,289,366
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	20,590,000	20,314,996
Southeast Alabama Energy Authority Commodity Supply Project #2 Series B	4.00	12-1-2051	3,000,000	2,782,683
Southeast Alabama Gas Supply District Project #2 Series 2018A	4.00	6-1-2049	28,850,000	28,776,294
Southeast Energy Authority Alabama Project #1 Series A	4.00	11-1-2051	2,465,000	2,341,834
				59,505,173
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  1

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.11%
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00%	10-1-2025	$ 710,000	$ 628,204
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2026	3,000,000	2,537,284
Jefferson County AL CAB Series B (AGM Insured) ¤	0.00	10-1-2029	4,115,000	2,858,775
				6,024,263
				110,761,355
Alaska: 0.04%
Health revenue: 0.04%
Alaska IDA Tanana Chiefs Conference Project	5.00	10-1-2033	1,930,000	1,987,332
Arizona: 1.41%
Education revenue: 0.48%
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2027	1,000,000	1,077,871
Arizona Board of Regents University of Arizona Series C	5.00	8-1-2029	1,005,000	1,103,179
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	1,500,000	1,091,670
Arizona IDA Kipp NYC Public Charter School Project	4.00	7-1-2061	3,000,000	2,183,340
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.75	6-15-2038	1,085,000	1,011,614
La Paz County AZ IDA Educational Facility Imagine Schools West Middle Project Series A 144A	5.88	6-15-2048	2,435,000	2,176,391
Phoenix AZ IDA Legacy Traditional Schools Project Series A 144A	6.50	7-1-2034	2,000,000	2,071,206
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2029	2,905,000	2,686,489
Pima County AZ IDA American Leadership Project 144A	4.00	6-15-2041	3,195,000	2,485,413
Pima County AZ IDA Noah Webster Schools-Pima Project	7.00	12-15-2043	3,225,000	3,301,746
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.66	12-15-2047	7,000,000	7,000,000
				26,188,919
GO revenue: 0.06%
Maricopa County AZ Special Health Care District Series D	4.00	7-1-2035	3,500,000	3,448,786
Health revenue: 0.10%
Arizona Health Facilities Authority Revenue Bond Banner Health Series A	5.00	1-1-2044	5,000,000	5,109,592
Industrial development revenue: 0.07%
Maricopa County AZ IDA Revenue Bonds Commercial Metals Company Project Series 2022 144A	4.00	10-15-2047	4,000,000	3,063,996
Maricopa County AZ PCR Refunding Bonds Series A	2.40	6-1-2035	1,000,000	743,826
				3,807,822
Miscellaneous revenue: 0.67%
Navajo Nation AZ Refunding Bond Series A 144A	5.50	12-1-2030	7,275,000	7,601,872
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond	5.00	7-1-2034	8,805,000	9,195,833
Phoenix AZ Civic Improvement Corporation Junior Lien Refunding Bond Series 2019B	5.00	7-1-2044	5,570,000	5,562,538
Phoenix AZ Civic Improvement Corporation Series A	5.00	7-1-2034	13,875,000	14,333,390
				36,693,633
See accompanying notes to portfolio of investments

2  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.03%
Mesa AZ Utility System Revenue	4.00%	7-1-2042	$ 1,000,000	$ 913,175
Mesa AZ Utility System Revenue	4.00	7-1-2043	1,000,000	906,539
				1,819,714
				77,068,466
Arkansas: 0.05%
Miscellaneous revenue: 0.05%
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2038	1,170,000	1,130,197
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2039	1,000,000	961,531
Arkansas Development Finance Authority Arkansas Division of Emergency Management	4.00	6-1-2040	500,000	476,129
				2,567,857
California: 5.65%
Airport revenue: 1.33%
Los Angeles CA Department of Airports AMT Subordinate Revenue Bond	5.00	5-15-2034	1,750,000	1,775,012
Los Angeles CA Department of Airports Subordinate Revenue Bonds	5.00	5-15-2034	1,465,000	1,496,175
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.00	5-15-2046	7,000,000	7,007,327
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series A	5.25	5-15-2048	15,000,000	15,181,094
Los Angeles CA Department of Airports Subordinate Revenue Bonds Series H	5.50	5-15-2047	5,000,000	5,256,699
Los Angeles CA International Airports Revenue Bonds 2022 Series G	5.25	5-15-2047	3,000,000	3,076,899
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2026	2,500,000	2,602,407
Port of Oakland CA Refunding Bonds Series H	5.00	5-1-2029	1,875,000	1,991,147
San Francisco CA City & County Airport Commission San Francisco International Airport Series 2022A	4.00	5-1-2052	1,500,000	1,254,637
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2046	30,000,000	29,981,430
San Francisco CA City & County Airport Commission San Francisco International Airport Series B	5.00	5-1-2052	3,000,000	2,993,554
				72,616,381
Education revenue: 0.14%
California Municipal Finance Authority Charter School Albert Einstein Academies Project Series A	7.13	8-1-2043	2,230,000	2,300,278
California School Finance Authority Charter School Revenue Bonds Series A 144A	5.00	8-1-2042	1,000,000	983,951
University of California Series K	4.00	5-15-2046	5,075,000	4,547,316
				7,831,545
GO revenue: 0.88%
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2031	2,175,000	1,520,651
Alhambra CA Unified School District CAB Election of 2008 Series B (AGC Insured) ¤	0.00	8-1-2031	7,500,000	5,243,626
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  3

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00%	8-1-2032	$ 3,795,000	$ 2,526,212
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2034	5,000,000	3,000,000
Alhambra CA Unified School District CAB Election of 2008 Series B (AGM Insured) ¤	0.00	8-1-2035	6,700,000	3,819,871
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2031	1,000,000	699,755
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2032	1,000,000	665,028
Colton CA Unified School District CAB Series B (AGM Insured) ¤	0.00	8-1-2033	1,000,000	630,332
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2032	2,515,000	1,664,519
Compton CA Community College District CAB Election of 2002 Series C ¤	0.00	8-1-2033	2,000,000	1,254,002
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2030	2,000,000	1,470,056
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2031	2,000,000	1,398,479
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2032	1,660,000	1,102,122
El Monte CA Union High School District CAB Election of 2008 (AGM Insured) ¤	0.00	6-1-2033	1,230,000	773,612
Los Angeles CA Unified School District Series R	4.00	7-1-2044	11,000,000	10,107,890
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2028	1,500,000	1,192,767
Ontario Montclair CA School District CAB (AGC Insured) ¤	0.00	8-1-2030	2,000,000	1,452,580
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2031	2,000,000	1,400,142
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2033	1,000,000	630,281
San Diego CA Unified School District CAB Series C ¤	0.00	7-1-2034	2,000,000	1,195,337
Whittier CA School District Series C	5.25	8-1-2046	4,850,000	5,084,255
Wiseburn CA School District CAB Election of 2010 Series B (AGM Insured) ¤	0.00	8-1-2034	2,530,000	1,493,577
				48,325,094
Health revenue: 0.97%
California CDA Health Facilities Catholic Series E (AGM Insured) €	2.39	7-1-2040	21,550,000	21,550,000
California HFFA Revenue Bond Sutter Health Series A	5.00	11-15-2048	3,000,000	2,987,042
California HFFA Stanford Health Care Series A	4.00	8-15-2050	13,450,000	11,625,112
California PFA Enso Village Project Series B-3 144A	2.13	11-15-2027	4,000,000	3,548,264
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	4.00	5-15-2037	10,025,000	9,474,735
University of California Regents University Medical Center Pooled Revenue Bonds 2016 Series L	5.00	5-15-2047	3,885,000	3,880,862
				53,066,015
Housing revenue: 0.50%
California CDA MFHR Refunding Bonds 2021 Series A (Landesbank Hessen-Thüringen LOC) ø	2.52	3-1-2057	20,730,000	20,730,000
California Community Housing Agency Essential Housing Revenue Serenity at Larkspur Series C 144A	5.00	2-1-2050	1,000,000	856,858
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	3,109,002	2,957,312
See accompanying notes to portfolio of investments

4  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue (continued)
California Statewide CDA Community Improvement Authority Bond Mezzanine Pasadena Portfolio 144A	4.00%	12-1-2056	$ 1,500,000	$ 987,866
Tender Option Bond Trust Receipts/Certificates Series 2020-MIZ9012 (Mizuho Capital Markets LLC LIQ) 144Aø	2.71	10-1-2036	1,996,000	1,996,000
				27,528,036
Miscellaneous revenue: 0.68%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2046	8,500,000	8,743,218
California Public Works Board Judicial Council Project Series A	5.00	3-1-2031	3,260,000	3,281,746
Mesa CA Water District Certificate of Participation	4.00	3-15-2039	500,000	480,437
Mesa CA Water District Certificate of Participation	4.00	3-15-2040	500,000	469,997
Mesa CA Water District Certificate of Participation	4.00	3-15-2045	1,200,000	1,087,087
Ontario Public Financing Authority Series A (AGM Insured)	5.00	11-1-2047	2,750,000	2,885,954
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2027	2,095,000	1,764,193
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2028	4,450,000	3,586,437
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2029	4,520,000	3,484,917
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2031	2,185,000	1,530,759
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2032	2,000,000	1,327,754
Pasadena CA PFA CAB Rose Bowl Series A ¤	0.00	3-1-2033	4,295,000	2,702,221
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-XG0318 (Deutsche Bank LIQ) 144Aø	2.52	6-15-2055	5,880,500	5,880,500
				37,225,220
Tax revenue: 0.15%
San Diego County CA Regional Transportation Commission Limited Tax Series A	5.00	4-1-2048	915,000	948,781
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.71	3-1-2036	7,225,000	7,225,000
				8,173,781
Tobacco revenue: 0.03%
California County CA Tobacco Securitization Agency	4.00	6-1-2039	500,000	441,575
California County CA Tobacco Securitization Agency	4.00	6-1-2040	300,000	262,487
California County CA Tobacco Securitization Agency	4.00	6-1-2049	1,200,000	972,849
				1,676,911
Transportation revenue: 0.57%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap +1.25%) ±	3.71	4-1-2036	23,545,000	23,755,174
Foothill-Eastern Transportation Corridor Agency Junior Lien Road Revenue Series 2021C	4.00	1-15-2043	8,500,000	7,143,501
				30,898,675
Utilities revenue: 0.40%
California Community Choice Financing Authority Clean Energy Project Green Bond Series B-1	4.00	2-1-2052	2,360,000	2,255,843
M-S-R California Energy Authority Gas Series B	6.13	11-1-2029	15,070,000	16,369,415
Vernon CA Electric System Revenue Series A	5.00	8-1-2039	450,000	447,691
Vernon CA Electric System Revenue Series A	5.00	8-1-2040	375,000	371,609
Vernon CA Electric System Revenue Series A	5.00	8-1-2041	420,000	413,693
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  5

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Victorville CA Electric Revenue Bonds Series 2022A	5.00%	5-1-2036	$ 1,210,000	$ 1,234,152
Victorville CA Electric Revenue Bonds Series 2022A	5.00	5-1-2037	1,005,000	1,020,223
				22,112,626
				309,454,284
Colorado: 4.69%
Airport revenue: 0.73%
Denver CO City & County Airport Revenue Bonds Series 2022B	5.25	11-15-2053	2,000,000	2,096,872
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2034	12,855,000	13,279,653
Denver CO City & County Airport System Revenue Series 2012A	5.00	12-1-2037	3,130,000	3,159,459
Denver CO City & County Airport System Revenue Series 2012B	5.00	12-1-2027	10,000,000	10,382,739
Denver CO City & County Airport System Revenue Series 2012B	5.00	11-15-2030	2,000,000	2,004,394
Denver CO City & County Airport System Revenue Series 2018A	5.00	12-1-2034	9,000,000	9,122,792
				40,045,909
Education revenue: 0.64%
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	390,000	405,554
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bond Series 2018 E-1	5.00	3-1-2040	555,000	577,135
Colorado Board of Governors State University Enterprise System Revenue Prerefunded Bonds Series 2013C	5.25	3-1-2033	725,000	731,334
Colorado Board of Governors State University Enterprise System Revenue Unrefunded Bond Series 2018 E-1	5.00	3-1-2040	1,055,000	1,097,076
Colorado ECFA Alexander Dawson School LLC Project	5.00	2-15-2040	1,000,000	1,001,268
Colorado ECFA Charter School Aspen Ridge School Project Series 2015A 144A	4.13	7-1-2026	250,000	242,935
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series A	6.00	12-15-2037	3,110,000	3,267,953
Colorado ECFA Charter School Banning Lewis Ranch Academy Project Series B-2	7.00	12-15-2046	3,940,000	4,309,977
Colorado ECFA Charter School Ben Franklin Academy Project	5.00	7-1-2036	750,000	765,306
Colorado ECFA Charter School Community Leadership Academy Second Campus Project	7.00	8-1-2033	1,015,000	1,034,823
Colorado ECFA Charter School District Montessori Charter School Project	5.00	7-15-2037	1,150,000	1,150,751
Colorado ECFA Charter School New Summit Charter School 144A	4.00	7-1-2051	715,000	514,836
Colorado ECFA Charter School Refunding & Improvement Bonds Skyview Academy Project 2014 144A	4.13	7-1-2024	110,000	108,875
Colorado ECFA Charter School Refunding & Improvement Bonds University Laboratory School Project 2015 144A	5.00	12-15-2028	600,000	609,561
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	7.50	9-1-2033	5,015,000	5,198,747
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.00	9-1-2043	5,930,000	6,170,843
See accompanying notes to portfolio of investments

6  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Colorado ECFA Charter School Rocky Mountain Classical Academy Project Series A	8.13%	9-1-2048	$ 3,795,000	$ 3,953,336
Colorado ECFA Charter School Twin Peaks Charter Academy	6.50	3-15-2043	1,290,000	1,291,422
Colorado ECFA School Refunding & Improvement Bonds	5.00	3-15-2035	2,000,000	2,098,897
Colorado ECFA Union Colony School Project Revenue Bond Series 2018	5.00	4-1-2048	715,000	721,502
				35,252,131
GO revenue: 0.20%
Aurora CO Cornerstar Metropolitan District Refunding Bond Series A	5.25	12-1-2047	1,000,000	903,044
Aurora CO Park 70 Metropolitan District	5.00	12-1-2046	1,000,000	956,158
Broadway Station Metropolitan District #3 Series A	5.00	12-1-2049	1,250,000	1,035,738
Colorado International Center Metropolitan District #3 Refunding Bonds	4.63	12-1-2031	559,000	517,634
Grand River County Hospital District Series 2018 (AGM Insured)	5.25	12-1-2035	1,750,000	1,785,075
Thompson Crossing Metropolitan District #4 Refunding & Improvement Bonds	5.00	12-1-2049	2,125,000	1,834,906
Weld County CO Eaton Area Park & Recreation District Series 2015	5.50	12-1-2038	1,075,000	1,079,112
Wheatlands CO Metropolitan District #2 Refunding Bond (BAM Insured)	5.00	12-1-2030	650,000	679,548
Wiggins CO School District #50 (BAM Insured)	4.00	12-1-2046	2,335,000	2,083,994
				10,875,209
Health revenue: 0.38%
Aspen Valley Hospital District Refunding Bonds Series 2012	5.00	10-15-2033	600,000	600,075
Colorado Health Facilities Authority CommonSpirit Health Series A2	5.00	8-1-2044	4,000,000	3,875,950
Colorado Health Facilities Authority Evangelical Lutheran Good Samaritan Society Series 2015A	5.00	6-1-2040	1,000,000	1,042,426
Colorado Health Facilities Authority Refunding & Improvement Bonds Christian Living Project	4.00	1-1-2042	1,000,000	745,517
Colorado Health Facilities Authority Revenue Bonds Hospital Advent Health Obligated Group Series A	4.00	11-15-2043	3,500,000	3,114,553
Colorado Health Facilities Authority Revenue Parkview Medical Center Incorporated	4.00	9-1-2045	500,000	411,359
Colorado Health Facilities Authority Sisters of Charity Leavenworth Health System Series 2013A	5.50	1-1-2035	1,000,000	1,027,337
Colorado Health Facilities Authority Sunny Vista Living Center Series 2015A 144A	5.00	12-1-2025	615,000	561,414
Colorado HFA Catholic Health Initiatives Series 2015-XF2195 144Aø	2.60	10-1-2037	9,000,000	9,000,000
Denver CO Health & Hospital Authority Refunding Bonds Series 2017A 144A	5.00	12-1-2034	500,000	504,700
				20,883,331
Miscellaneous revenue: 1.22%
Colorado Bridge Enterprise Revenue	4.00	12-31-2029	2,705,000	2,678,624
Colorado Bridge Enterprise Revenue	4.00	6-30-2030	3,115,000	3,077,632
Colorado Bridge Enterprise Revenue	4.00	6-30-2031	665,000	653,288
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  7

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Colorado Certificate of Participation Rural Colorado Series A	4.00%	12-15-2038	$ 8,150,000	$ 7,525,985
Colorado Certificate of Participation Rural Colorado Series A	4.00	12-15-2039	3,250,000	2,981,272
Colorado E-470 Public Highway Authority CAB Series A (NPFGC Insured) ¤	0.00	9-1-2034	4,000,000	2,281,349
Colorado Regional Transportation District Certificate of Participation Series 2014A	5.00	6-1-2044	2,000,000	2,022,877
Colton CA Unified School District CAB Series 2022	6.00	12-15-2039	4,225,000	4,893,984
Colton CA Unified School District CAB Series 2022	6.00	12-15-2041	27,500,000	31,706,153
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2035	1,000,000	1,037,366
Denver CO School District #1 Certificate of Participation Series B	5.00	12-15-2045	1,200,000	1,233,899
Longmont CO Certificate of Participation Series 2014	5.00	12-1-2034	1,000,000	1,020,509
Westminster CO Certificate of Participation Series 2015A	5.00	12-1-2035	2,000,000	2,073,926
Westminster CO Public Schools Certificate of Participation Series 2019 (AGM Insured)	5.00	12-1-2048	3,500,000	3,619,732
				66,806,596
Tax revenue: 1.13%
Colorado Park Creek Metropolitan District Refunding Bonds Series A	5.00	12-1-2045	500,000	502,773
Colorado Regional Transportation District Certificate of Participation Series P-3	4.00	7-15-2039	800,000	701,929
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	1-15-2031	500,000	512,976
Colorado Regional Transportation District Certificate of Participation Series P-3	5.00	7-15-2031	500,000	511,749
Colorado Regional Transportation District Fastracks Project Series 2013A	5.00	11-1-2031	1,000,000	1,001,482
Colorado Regional Transportation District Fastracks Project Series A	5.00	11-1-2041	50,945,000	52,817,983
Commerce City CO Sales and Use Tax Revenue Bond Series 2014 (AGM Insured)	5.00	8-1-2044	1,250,000	1,288,388
Denver CO City & County Refunding & Improvement Bonds Series A	5.00	8-1-2044	3,000,000	3,080,817
Thornton CO Development Authority East 144th Avenue and I-25 Project Series B	5.00	12-1-2034	1,375,000	1,404,835
				61,822,932
Transportation revenue: 0.17%
Colorado E-470 Public Highway Authority Senior Revenue Bond Series 2020-A	5.00	9-1-2040	2,000,000	2,031,420
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2034	1,300,000	1,389,033
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2035	1,250,000	1,332,947
Colorado E-470 Public Highway Authority Senior Revenue Bonds Series 2020-A	5.00	9-1-2036	1,400,000	1,490,596
Colorado High Performance Transportation Enterprise US 36 & I-25 Managed Lanes	5.75	1-1-2044	3,360,000	3,367,788
				9,611,784
See accompanying notes to portfolio of investments

8  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.06%
Colorado Springs CO Utilities System Improvement Bonds Series 2013 B-2	5.00%	11-15-2038	$ 3,000,000	$ 3,045,750
Water & sewer revenue: 0.16%
Aurora CO Water Revenue Refunding Bond First Lien	5.00	8-1-2046	5,000,000	5,321,725
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2035	800,000	802,204
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2037	400,000	394,715
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2038	400,000	377,306
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2039	450,000	420,739
Central Weld County CO Water District (AGM Insured)	4.00	12-1-2040	500,000	457,720
East Cherry Creek Valley CO Water and Sanitation District	5.00	11-15-2032	750,000	779,839
				8,554,248
				256,897,890
Connecticut: 1.33%
Education revenue: 0.29%
Connecticut HEFA Trinity College Series R	4.00	6-1-2045	2,500,000	2,122,852
Connecticut HEFA Trinity College Series R	5.00	6-1-2037	950,000	982,274
Connecticut HEFA Trinity College Series R	5.00	6-1-2038	1,000,000	1,031,598
Connecticut HEFA Trinity College Series R	5.00	6-1-2039	1,600,000	1,647,591
Connecticut HEFA Trinity College Series R	5.00	6-1-2040	1,100,000	1,130,417
Connecticut HEFA University of Hartford Series N	5.00	7-1-2031	75,000	73,534
Connecticut HEFA University of Hartford Series N	5.00	7-1-2032	550,000	534,648
Connecticut HEFA University of Hartford Series N	5.00	7-1-2033	605,000	583,333
Connecticut HEFA University of Hartford Series N	5.00	7-1-2034	450,000	429,111
Connecticut Higher Education Supplemental Loan Authority AMT	3.25	11-15-2036	1,400,000	1,138,929
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2027	610,000	633,185
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2028	530,000	553,309
Connecticut Higher Education Supplemental Loan Authority AMT	5.00	11-15-2029	535,000	561,313
University of Connecticut Series A	5.00	2-15-2039	1,510,000	1,592,121
University of Connecticut Series A	5.00	2-15-2040	2,500,000	2,630,754
				15,644,969
GO revenue: 0.27%
Bridgeport CT Series A	4.00	6-1-2039	1,750,000	1,570,784
Connecticut Series B	5.00	6-1-2041	1,250,000	1,317,743
Hartford CT Series A	5.00	4-1-2028	3,165,000	3,191,474
Hartford CT Series B	5.00	4-1-2025	1,220,000	1,230,474
Hartford CT Series B	5.00	4-1-2026	1,470,000	1,482,495
Hartford CT Series B	5.00	4-1-2027	1,000,000	1,008,424
New Britain CT Series A (BAM Insured)	5.00	3-1-2047	1,855,000	1,895,826
New Haven CT Series A (AGM Insured)	5.00	8-1-2039	3,000,000	3,161,898
				14,859,118
Health revenue: 0.12%
Connecticut HEFA McLean Series A 144A	5.00	1-1-2045	1,000,000	927,734
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2032	2,705,000	2,838,706
Connecticut HEFA Stamford Hospital Series M	5.00	7-1-2033	3,000,000	3,085,159
				6,851,599
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.65%
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2014A	5.00%	9-1-2028	$10,105,000	$ 10,417,166
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2036	5,000,000	5,281,087
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2018B	5.00	10-1-2037	7,500,000	7,908,184
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2020A	5.00	5-1-2040	1,700,000	1,786,608
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021A (AGM Insured)	4.00	5-1-2038	5,000,000	4,857,430
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021D	4.00	11-1-2039	2,000,000	1,871,227
Connecticut Special Tax Obligation Revenue Transportation Infrastructure Purpose Series 2021D	4.00	11-1-2040	3,500,000	3,249,031
				35,370,733
				72,726,419
Delaware: 0.50%
Education revenue: 0.18%
Delaware EDA Odyssey Charter School Incorporated Project Series A 144A	7.00	9-1-2045	7,500,000	7,732,983
Kent County DE Charter School Incorporated Project	4.00	5-1-2024	125,000	123,136
Kent County DE Charter School Incorporated Project Series A	4.00	5-1-2041	2,750,000	2,219,915
				10,076,034
Miscellaneous revenue: 0.08%
Delaware EDA YMCA of Delaware Project (PNC Bank NA LOC) ø	2.50	5-1-2036	4,100,000	4,100,000
Tax revenue: 0.01%
Delaware Series 2002A	5.50	7-1-2029	663,302	672,707
Transportation revenue: 0.23%
Delaware River & Bay Authority Project	4.00	1-1-2039	650,000	626,231
Delaware River & Bay Authority Project	4.00	1-1-2040	485,000	464,982
Delaware River & Bay Authority Project	4.00	1-1-2041	320,000	302,301
Delaware River & Bay Authority Project	4.00	1-1-2042	550,000	514,085
Delaware River & Bay Authority Project	4.00	1-1-2046	1,000,000	902,499
Delaware River & Bay Authority Project	5.00	1-1-2031	1,000,000	1,102,335
Delaware River & Bay Authority Project	5.00	1-1-2032	1,100,000	1,217,818
Delaware River & Bay Authority Project	5.00	1-1-2033	1,100,000	1,194,737
Delaware River & Bay Authority Project	5.00	1-1-2038	410,000	433,056
Delaware River & Bay Authority Project	5.00	1-1-2039	450,000	474,307
Delaware River & Bay Authority Project	5.00	1-1-2040	465,000	488,591
Delaware River & Bay Authority Project	5.00	1-1-2041	500,000	524,295
Delaware River & Bay Authority Project	5.00	1-1-2042	520,000	543,870
Delaware Transportation Authority U.S. 301 Project	5.00	6-1-2055	3,950,000	3,941,049
				12,730,156
				27,578,897
See accompanying notes to portfolio of investments

10  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
District of Columbia: 1.00%
Airport revenue: 0.19%
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series 2021A	5.00%	10-1-2032	$ 5,000,000	$ 5,234,145
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2038	2,500,000	2,274,141
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B	4.00	10-1-2039	3,405,000	3,067,094
				10,575,380
GO revenue: 0.10%
District of Columbia Series A	5.00	6-1-2037	5,000,000	5,231,893
Miscellaneous revenue: 0.37%
District of Columbia Revenue Refunding Bonds National Public Radio Incorporated	4.00	4-1-2033	3,400,000	3,481,006
District of Columbia Series A	5.00	10-15-2044	10,000,000	10,493,649
District of Columbia Series A	5.00	2-1-2046	6,150,000	6,486,045
				20,460,700
Tax revenue: 0.09%
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2036	670,000	624,460
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,000,000	925,829
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2037	1,115,000	1,032,299
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2038	1,000,000	911,992
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	640,000	583,130
Washington DC Convention and Sports Authority Refunding Bond Senior Lien Series A	4.00	10-1-2039	1,000,000	911,140
				4,988,850
Transportation revenue: 0.25%
Metropolitan Washington DC Airports Authority Subordinated Lien Bond Series B (AGM Insured)	4.00	10-1-2049	8,000,000	6,997,070
Washington DC Metropolitan Area Transit Authority Series A	4.00	7-15-2040	6,000,000	5,606,861
Washington DC Metropolitan Area Transit Authority Series A	4.00	7-15-2045	1,000,000	882,158
				13,486,089
				54,742,912
Florida: 6.15%
Airport revenue: 2.68%
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2034	1,750,000	1,787,658
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2036	12,440,000	12,512,823
Broward County FL Airport System Revenue Bond AMT Series 2015A	5.00	10-1-2038	2,000,000	2,019,183
Broward County FL Port Facilities Revenue AMT Series B	4.00	9-1-2044	7,300,000	6,361,433
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Greater Orlando FL Aviation Authority Revenue AMT Series A	5.00%	10-1-2046	$ 3,000,000	$ 2,998,219
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series A	5.00	10-1-2048	7,000,000	6,970,179
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series B	5.00	10-1-2040	1,000,000	1,034,345
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series E	5.00	10-1-2048	10,000,000	9,985,951
Hillsborough County FL Aviation Authority Revenue Tampa International Airport Series F	5.00	10-1-2048	17,000,000	17,388,685
Jacksonville FL Port Authority Series B	5.00	11-1-2044	4,080,000	4,211,405
Jacksonville FL Port Authority Series B	5.00	11-1-2048	9,870,000	10,150,819
Miami-Dade County FL Aviation Refunding Bond AMT	5.00	10-1-2032	14,000,000	14,114,716
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2038	3,250,000	2,946,242
Miami-Dade County FL Aviation Refunding Bond AMT Series A	4.00	10-1-2041	1,500,000	1,335,255
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2033	5,000,000	5,030,069
Miami-Dade County FL Aviation Refunding Bond AMT Series A	5.00	10-1-2049	18,750,000	18,535,703
Miami-Dade County FL Aviation Refunding Bond AMT Series B	5.00	10-1-2040	18,000,000	18,002,200
Miami-Dade County FL Aviation Refunding Bonds AMT	5.00	10-1-2030	11,000,000	11,137,544
Miami-Dade County FL Seaport AMT Series B	6.00	10-1-2033	500,000	511,372
				147,033,801
Education revenue: 0.59%
Capital Trust Agency Florida Educational Facilities Revenue Renaissance Charter School Incorporated 144A	5.00	6-15-2039	3,610,000	3,317,924
Florida Development Finance Corporation Educational Facilities Renaissance Charter School Project Series A	8.50	6-15-2044	13,290,000	13,763,892
Florida Development Finance Corporation Educational Facilities Revenue Bonds Series 2022 144A	5.00	10-1-2042	1,605,000	1,452,438
Florida Higher Educational Facilities Authority Jacksonville University Project Series A-1 144A	5.00	6-1-2048	2,000,000	1,792,502
Pinellas County FL Educational Facilities Authority Barry University Project	5.00	10-1-2027	1,600,000	1,600,000
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2044	6,500,000	6,615,653
Volusia County FL Educational Facility Authority Embry-Riddle Aeronautical University	5.00	10-15-2049	4,000,000	4,052,381
				32,594,790
GO revenue: 0.52%
Miami-Dade County FL School District	5.00	3-15-2046	15,000,000	15,250,271
Miami-Dade County FL Series 2014-A	5.00	7-1-2043	12,935,000	13,232,050
				28,482,321
Health revenue: 0.69%
Atlantic Beach FL HCFR Fleet Landing Project Series B	5.63	11-15-2043	5,000,000	5,030,455
Hillsborough County FL IDA BayCare Health System Series C (TD Bank NA LOC) ø	2.45	11-1-2038	1,500,000	1,500,000
See accompanying notes to portfolio of investments

12  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Holmes County FL Hospital Corporation Doctors Memorial Hospital Project	6.00%	11-1-2038	$ 2,500,000	$ 2,254,478
Jacksonville FL HCFR Brooks Rehabilitation	4.00	11-1-2045	3,500,000	2,958,833
Lee County FL IDA Shell Point Alliance	5.00	11-15-2044	5,350,000	5,265,306
Lee County FL IDA Shell Point Alliance	5.00	11-15-2049	1,000,000	968,220
Lee Memorial Health System Series B ø	2.86	4-1-2049	3,800,000	3,800,000
Sarasota County FL Public Hospital District Revenue Bonds Series 2022	5.00	7-1-2052	8,000,000	7,885,112
St. John's County FL IDA Vicars Landing Project Series A	4.00	12-15-2046	1,500,000	1,087,616
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2038	1,025,000	929,080
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	4.00	7-1-2045	2,500,000	2,149,784
Tampa FL Hospital Revenue H. Lee Moffitt Cancer Center Project	5.00	7-1-2040	700,000	705,889
Tender Option Bond Trust Receipts/Certificates 2020-XM0868 (JPMorgan Chase & Company LIQ) 144Aø	2.61	2-15-2026	3,225,000	3,225,000
				37,759,773
Housing revenue: 0.06%
Florida Housing Finance Corporation Journet Place Apartments Series 1 144A	7.60	12-15-2047	765,000	798,428
Florida Housing Finance Corporation Villa Capri Phase III	7.60	12-15-2042	2,485,000	2,487,437
				3,285,865
Industrial development revenue: 0.05%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated	3.00	6-1-2032	3,500,000	2,714,500
Miscellaneous revenue: 0.45%
Hillsborough County FL Communications Services	5.00	10-1-2038	8,000,000	8,224,910
Indigo FL Community Development District Series C	7.00	5-1-2030	2,536,248	1,750,011
Lakeside Plantation FL Community Development District Series A	6.95	5-1-2031	846,000	846,775
Marshall Creek Florida Community Development District	5.00	5-1-2032	1,525,000	1,449,288
Marshall Creek Florida Community Development District	6.32	5-1-2045	115,000	106,075
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2033	1,525,000	1,566,682
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2035	1,680,000	1,723,314
Orlando FL Capital Improvement Special Revenue Series B	5.00	10-1-2036	1,765,000	1,809,823
Pinellas County FL IDA Drs. Kiran & Pallavi Patel Project	5.00	7-1-2039	2,000,000	1,889,228
Saint John's County FL School Board Certificates of Participation Series 2022A (AGM Insured)	5.25	7-1-2047	5,000,000	5,314,202
				24,680,308
Resource recovery revenue: 0.13%
Florida Development Finance Corporation Solid Waste AMT Pro USA Incorporated 144A	5.25	8-1-2029	7,500,000	7,052,030
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.26%
Broward County FL Tourist Development Revenue Convention Center Expansion Revenue Project	4.00%	9-1-2047	$10,000,000	$ 8,882,509
Lee County FL Local Option Gas Tax Revenue Bonds Series 2022	5.25	8-1-2049	5,000,000	5,182,901
				14,065,410
Transportation revenue: 0.25%
Central Florida Expressway Authority Series 2021 (AGM Insured)	4.00	7-1-2039	6,070,000	5,618,238
Florida Department of Transportation Series A (AGM Insured)	4.00	7-1-2038	4,185,000	3,906,509
Osceola County FL Transportation Revenue Refunding Bonds and Improvement Osceola Parkway Series 2019A-1	5.00	10-1-2044	4,250,000	4,112,844
				13,637,591
Utilities revenue: 0.10%
Fort Pierce Utilities Authority Refunding Bonds Series 2022A (AGM Insured)	5.00	10-1-2038	1,000,000	1,060,825
Fort Pierce Utilities Authority Refunding Bonds Series 2022A (AGM Insured)	5.00	10-1-2042	1,000,000	1,050,616
Jacksonville FL Electric System Revenue Bonds Series 2008A (Royal Bank of Canada SPA) ø	2.52	10-1-2036	2,000,000	2,000,000
Lakeland FL Energy System Revenue Bond Series 2021	5.00	10-1-2048	1,250,000	1,343,292
				5,454,733
Water & sewer revenue: 0.37%
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2031	1,155,000	1,156,456
Daytona Beach FL Refunding & Improvement Bonds Project (AGM Insured)	5.00	11-1-2032	1,465,000	1,466,858
Florida Keys Aqueduct Authority Series A	5.00	9-1-2041	2,750,000	2,825,862
North Sumter County FL Utility Dependent District (BAM Insured)	5.00	10-1-2044	3,000,000	3,103,739
North Sumter County FL Utility Dependent District	5.00	10-1-2049	3,250,000	3,217,568
Wildwood Utility Dependent District South Sumter Utility Project (BAM Insured)	5.00	10-1-2046	8,250,000	8,451,585
				20,222,068
				336,983,190
Georgia: 2.71%
Education revenue: 0.20%
Cobb County GA Development Authority Charter Learning Center Foundation Central Project Series A ♣	6.38	7-1-2025	1,705,000	1,435,518
Georgia Private Colleges & Universities Authority Emory University Revenue Bond Series 2019B	5.00	9-1-2048	4,000,000	4,209,734
Georgia Private Colleges & Universities Authority Mercer University Project	5.00	10-1-2040	5,000,000	5,055,690
				10,700,942
Energy revenue: 0.06%
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	5.00	1-1-2044	3,580,000	3,538,366
See accompanying notes to portfolio of investments

14  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.19%
Brookhaven GA Development Authority Childrens Healthcare of Atlanta	4.00%	7-1-2044	$ 6,000,000	$ 5,384,071
Fulton County GA Development Authority Hospital Revenue Bond Series A	5.00	4-1-2047	2,250,000	2,235,158
The Glynn-Brunswick Memorial Hospital Authority Revenue Anticipation Certificates Series 2015	5.00	8-1-2034	2,580,000	2,591,498
				10,210,727
Industrial development revenue: 0.04%
George L Smith II Georgia World Congress Center Authority Convention Center Hotel Series B 144A	5.00	1-1-2054	3,000,000	2,308,988
Tax revenue: 0.14%
Metropolitan Atlanta Rapid Third Indenture Series B	5.00	7-1-2044	7,500,000	7,760,528
Transportation revenue: 0.14%
Georgia Road & Tollway Authority CAB I-75 South Expressway Lanes Project Series A 144A¤	0.00	6-1-2034	3,750,000	1,917,807
Georgia Road & Tollway Authority CCAB I-75 South Expressway Lanes Project Series B 144A¤	0.00	6-1-2049	5,600,000	5,562,502
				7,480,309
Utilities revenue: 1.94%
Bartow County Development Authority Pollution Control Georgia Power Company Plant Bowen Project	2.75	12-1-2032	20,000,000	19,906,460
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project	2.93	11-1-2053	14,750,000	14,421,914
Burke County GA Development Authority Georgia Power Company Plant Vogtle Project Series 2	2.93	11-1-2048	10,000,000	9,777,569
Burke County GA Development Authority Georgia Power Company Vogtle Project Series 5	2.20	10-1-2032	1,500,000	1,341,367
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series F	3.00	11-1-2045	5,000,000	4,980,454
Dalton GA Utilities Revenue	4.00	3-1-2040	1,000,000	884,836
Dalton GA Utilities Revenue	4.00	3-1-2041	1,000,000	881,987
Georgia Municipal Electric Authority Power Series EE (Ambac Insured)	7.25	1-1-2024	400,000	419,181
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2021A	4.00	7-1-2052	8,500,000	8,397,679
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022B	5.00	6-1-2027	1,700,000	1,714,624
Main Street Natural Gas Incorporated Gas Supply Revenue Bonds Series 2022C 144A	4.00	8-1-2052	27,000,000	25,404,824
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2032	3,745,000	3,826,502
Main Street Natural Gas Incorporated Georgia Gas Project Series B	5.00	6-1-2029	3,300,000	3,316,033
Main Street Natural Gas Incorporated Georgia Gas Project Series C	5.00	6-1-2028	2,900,000	2,920,858
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR +0.75%) ±	2.47	4-1-2048	5,100,000	5,055,401
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00	1-1-2037	1,100,000	1,115,236
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue (continued)
Municipal Electric Authority of Georgia Plant Vogtle Units 3&4 Project M	5.00%	1-1-2038	$ 1,100,000	$ 1,107,740
Municipal Electric Authority of Georgia Project One Subordinated Bond Series A	4.00	1-1-2040	1,075,000	947,735
				106,420,400
				148,420,260
Guam: 0.14%
Airport revenue: 0.05%
Guam Antonio B. Won Pat International Airport Authority Refunding Bond Series A	5.38	10-1-2043	750,000	667,451
Guam International Airport Authority General Revenue Bonds 2023 Series A	5.25	10-1-2035	530,000	484,342
Guam International Airport Authority General Revenue Bonds 2023 Series A %%	5.25	10-1-2036	1,000,000	909,175
Guam Port Authority Private Activity AMT Series 2018B	5.00	7-1-2030	500,000	518,774
				2,579,742
Housing revenue: 0.00%
Guam Housing Corporation Guaranteed Mortgage-Backed Securities Series A (FHLMC Insured)	5.75	9-1-2031	60,000	59,755
Tax revenue: 0.04%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	2,750,000	2,219,012
Water & sewer revenue: 0.05%
Guam Government Waterworks Authority Series 2013	5.25	7-1-2023	1,000,000	1,009,356
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,600,000	1,601,261
				2,610,617
				7,469,126
Hawaii: 0.49%
Airport revenue: 0.49%
Hawaii Airports System Revenue Series 2020A	5.00	7-1-2034	6,800,000	6,965,171
Hawaii Airports System Revenue Series A	5.00	7-1-2048	7,000,000	6,969,813
Hawaii AMT Series A	4.00	7-1-2033	1,250,000	1,192,623
Hawaii AMT Series A	4.00	7-1-2034	875,000	827,999
Hawaii AMT Series A	4.00	7-1-2035	625,000	586,989
Hawaii AMT Series A	4.00	7-1-2036	300,000	280,088
Hawaii AMT Series A	5.00	7-1-2041	9,500,000	9,425,441
Hawaii AMT Series C	4.00	7-1-2040	425,000	398,453
				26,646,577
Idaho: 0.12%
Education revenue: 0.12%
Idaho Housing & Finance Association Idaho Arts Charter School Incorporated Project Series A	5.75	12-1-2032	450,000	451,788
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	5.85	5-1-2033	565,000	566,805
See accompanying notes to portfolio of investments

16  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Idaho Housing & Finance Association Legacy Public Charter School Incorporated Project Series A	6.25%	5-1-2043	$ 1,365,000	$ 1,369,801
Idaho Housing & Finance Association Nonprofit CAB North Star Charter School Series B 144A¤	0.00	7-1-2049	1,276,564	194,552
Idaho Housing & Finance Association Nonprofit North Star Charter School Series A	6.75	7-1-2048	1,322,876	1,384,586
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2030	1,255,000	1,196,614
Idaho Housing & Finance Association Nonprofit Refunding Bonds Liberty Charter School Incorporated 144A	4.00	6-1-2038	1,715,000	1,476,951
				6,641,097
Illinois: 12.70%
Airport revenue: 1.00%
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Refunding Bonds Series B	5.00	1-1-2032	8,000,000	8,002,280
Chicago IL O'Hare International Airport AMT Passenger Facility Charge Series B	5.00	1-1-2026	5,000,000	5,003,162
Chicago IL O'Hare International Airport AMT Senior Lien Series 2015A	5.00	1-1-2030	5,000,000	5,073,821
Chicago IL O'Hare International Airport AMT Senior Lien Series 2020A	4.00	1-1-2035	7,500,000	7,026,316
Chicago IL O'Hare International Airport AMT Senior Lien Series 2020A	5.00	1-1-2034	5,000,000	5,281,098
Chicago IL O'Hare International Airport AMT Senior Lien Series C	5.50	1-1-2044	4,000,000	4,021,773
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien (AGM Insured)	5.50	1-1-2043	4,530,000	4,541,103
Chicago IL O'Hare International Airport Customer Facility Charge Senior Lien Series D	5.75	1-1-2043	4,500,000	4,511,938
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2039	10,250,000	10,455,117
Chicago IL O'Hare International Airport Transportation Infrastructure Properties Obligated Group	5.00	7-1-2038	1,000,000	971,631
				54,888,239
Education revenue: 0.37%
Illinois Finance Authority Acero Charter Schools Incorporated 144A	4.00	10-1-2042	1,250,000	967,325
Illinois Finance Authority Bradley University Project Series A	4.00	8-1-2043	750,000	604,914
Illinois Finance Authority Charter Schools Project Series A	6.25	9-1-2039	7,955,000	8,070,407
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2036	1,500,000	1,621,445
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2037	1,350,000	1,450,478
Illinois Finance Authority University of Chicago Series A	5.00	10-1-2038	1,500,000	1,610,321
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2035	500,000	447,036
Southern Illinois State University Series 04 (BAM Insured)	4.00	4-1-2037	1,000,000	879,231
Southern Illinois State University Series 04 (BAM Insured)	5.00	4-1-2032	500,000	517,244
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2026	2,355,000	2,057,015
University of Illinois Auxiliary Facilities Systems CAB Series A (NPFGC Insured) ¤	0.00	4-1-2027	2,435,000	2,040,155
				20,265,571
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  17

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 2.88%
Chicago IL Board of Education CAB City Colleges (NPFGC Insured) ¤	0.00%	1-1-2025	$ 9,935,000	$ 9,029,226
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2023	2,930,000	2,787,879
Chicago IL Board of Education CAB School Reform Series B-1 (NPFGC Insured) ¤	0.00	12-1-2026	4,245,000	3,507,361
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	6,630,000	6,540,312
Chicago IL Board of Education Series 2021A	5.00	12-1-2036	2,000,000	1,968,169
Chicago IL Board of Education Series 2021A	5.00	12-1-2040	2,000,000	1,937,305
Chicago IL CAB City Colleges (NPFGC Insured) ¤	0.00	1-1-2030	5,995,000	4,282,683
Chicago IL CAB Project & Refunding Bond Series C (AGM Insured) ¤	0.00	1-1-2026	7,360,000	6,451,061
Chicago IL Series 2021A	5.00	1-1-2034	11,790,000	11,658,027
Chicago IL Series 2021B	4.00	1-1-2038	6,615,000	5,654,426
Chicago IL Series A	5.00	1-1-2027	1,410,000	1,436,410
Chicago IL Series A	6.00	1-1-2038	3,000,000	3,101,497
Cook County IL Series C (AGM Insured)	5.00	11-15-2024	4,240,000	4,249,069
Cook County IL Series C	5.00	11-15-2025	3,490,000	3,497,465
Cook County IL Series C	5.00	11-15-2027	325,000	325,695
Illinois Series 1 (NPFGC Insured)	6.00	11-1-2026	3,200,000	3,345,664
Illinois Series 2006	5.50	1-1-2030	2,900,000	3,058,321
Illinois Series 2014 (AGM Insured)	5.00	4-1-2026	3,000,000	3,047,714
Illinois Series 2016	5.00	11-1-2027	1,175,000	1,196,360
Illinois Series 2022A	5.50	3-1-2042	3,500,000	3,542,067
Illinois Series A (AGM Insured)	5.00	4-1-2024	3,000,000	3,019,841
Illinois Series B	5.00	10-1-2028	2,750,000	2,812,806
Illinois Series B	5.50	5-1-2024	2,500,000	2,556,357
Illinois Series C	4.00	10-1-2038	4,820,000	4,126,532
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2028	830,000	845,953
Kane, Cook & DuPage Counties IL Refunding Bond Series D	5.00	1-1-2033	2,000,000	2,036,730
Kane, Cook & DuPage Counties IL School District #46 CAB Series B (Ambac Insured) ¤	0.00	1-1-2023	16,725,000	16,584,122
Kane, Cook & DuPage Counties IL School District #46 Elgin Refunding Bond Series D	5.00	1-1-2035	1,850,000	1,882,619
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2025	855,000	785,466
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2026	5,050,000	4,461,788
Kendall, Kane & Will Counties IL CAB School District #308 (AGM Insured) ¤	0.00	2-1-2027	12,050,000	10,228,408
Lake County IL School District #24 Millburn CAB (NPFGC Insured) ¤	0.00	1-1-2024	2,000,000	1,907,470
Lake County IL School District #38 Big Hollow CAB (Ambac Insured) ¤	0.00	2-1-2024	5,385,000	5,099,471
Madison, Bond & Montgomery Counties, IL GO Series 2022B (AGM Insured)	5.50	2-1-2040	1,265,000	1,349,851
McHenry & Kane Counties IL Community Consolidated School District #158 CAB (AGM / FGIC Insured) ¤	0.00	1-1-2023	705,000	698,861
Metropolitan Water Reclamation District of Greater Chicago Refunding Bond Series C	5.25	12-1-2032	1,565,000	1,786,495
Peoria IL Refunding Bonds Series A (BAM Insured)	5.00	1-1-2029	2,000,000	2,163,539
Sangamon Logan & Menard Counties IL Community Unit School District #15 Williamsville Series B (BAM Insured)	4.00	12-1-2044	1,500,000	1,417,664
Tazewell County IL School District #51 (NPFGC Insured)	9.00	12-1-2023	350,000	371,271
See accompanying notes to portfolio of investments

18  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00%	1-1-2032	$ 400,000	$ 264,583
Will County IL Community High School CAB Refunding Bond Series B (BAM Insured) ¤	0.00	1-1-2033	2,830,000	1,770,729
Will County IL Community High School Refunding Bond Series 2022A (AGM Insured)	5.50	2-1-2041	3,660,000	3,932,122
Will County IL Community High School Refunding Bond Series B (BAM Insured)	5.00	1-1-2028	500,000	501,917
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	70,000	67,554
Will County IL Community Unit School District #201 Crete-Monee Prerefunded Bond CAB (NPFGC Insured) ¤	0.00	11-1-2023	430,000	414,536
Will County IL Lincoln-Way Community High School District #210 Unrefunded Bond CAB (AGM Insured) ¤	0.00	1-1-2026	7,000,000	6,149,179
				157,852,575
Health revenue: 0.52%
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2040	8,600,000	7,696,143
Illinois Finance Authority Carle Foundation Series A	4.00	8-15-2048	2,450,000	2,079,361
Illinois Finance Authority Friendship Village of Schaumberg	5.00	2-15-2022	1,680,000	823,200
Illinois Finance Authority Health Services Facility Lease Revenue Provident Group UIC Surgery Center	4.00	10-1-2050	2,000,000	1,559,809
Illinois Finance Authority Lutheran Life Communities	5.00	11-1-2040	4,900,000	4,213,434
Illinois Finance Authority Northwestern Memorial Project	4.00	7-15-2039	2,250,000	2,076,344
Illinois Finance Authority Revenue Bonds Series 2015A	5.00	11-15-2045	10,000,000	9,849,032
				28,297,323
Housing revenue: 0.07%
Northern Illinois University Auxiliary Facilities System (BAM Insured)	4.00	10-1-2037	1,650,000	1,496,985
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ) 144Aø	2.51	4-1-2041	2,125,000	2,125,000
				3,621,985
Miscellaneous revenue: 0.57%
Chicago IL Certificate of Participation River Point Plaza Redevelopment Project Series A 144A	4.84	4-15-2028	3,799,000	3,808,833
Illinois Series 2013	5.25	7-1-2030	2,500,000	2,513,551
Illinois Series 2013	5.50	7-1-2025	6,000,000	6,062,678
Illinois Series 2013	5.50	7-1-2026	4,450,000	4,494,307
Illinois Series 2013	5.50	7-1-2033	4,000,000	4,019,081
Illinois Series 2021A	5.00	3-1-2046	2,500,000	2,364,718
Illinois Series C	5.00	11-1-2029	2,965,000	3,018,701
Royal Bank of Canada Municipal Products Incorporated Trust Series E-151 (Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144Aø	2.50	11-30-2023	5,000,000	5,000,000
				31,281,869
Tax revenue: 5.31%
Chicago IL Motor Fuel Tax Refunding Bonds Series 2013	5.00	1-1-2024	680,000	694,487
Chicago IL Refunding Bonds Series 2002	5.00	1-1-2028	4,430,000	4,590,215
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  19

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Refunding Bonds Series 2002	5.00%	1-1-2029	$ 1,500,000	$ 1,554,249
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,108,498
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2030	4,325,000	4,481,418
Chicago IL Transit Authority Sales Tax Receipts Bonds (AGM Insured)	5.00	12-1-2044	4,000,000	4,082,579
Chicago IL Transit Authority Sales Tax Receipts Bonds	5.00	12-1-2046	21,500,000	21,527,234
Chicago IL Transit Authority Sales Tax Receipts Bonds Series A	5.00	12-1-2045	1,750,000	1,753,886
Chicago IL Transit Authority Sales Tax Receipts Revenue Bonds Series 2014	5.25	12-1-2049	12,000,000	12,237,277
Cook County IL Sales Tax Revenue Bonds Series 2012	5.00	11-15-2037	2,500,000	2,505,347
Cook County IL Sales Tax Revenue Bonds Series 2022A	5.25	11-15-2045	5,000,000	5,238,930
Cook County IL Series A	4.00	11-15-2041	2,000,000	1,772,269
Illinois Regional Transportation Authority (AGM Insured)	5.75	6-1-2023	145,000	147,256
Illinois Regional Transportation Authority Series A	5.00	6-1-2044	22,840,000	23,518,387
Illinois Regional Transportation Authority Series A (AGM Insured)	5.75	6-1-2034	19,000,000	21,358,022
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2027	10,620,000	11,442,083
Illinois Regional Transportation Authority Series A (NPFGC Insured)	6.00	7-1-2033	5,000,000	5,710,294
Illinois Regional Transportation Authority Series B (NPFGC Insured)	5.50	6-1-2027	16,845,000	17,810,200
Illinois Sales Tax Build Illinois Junior Obligation	5.00	6-15-2023	10,000,000	10,095,591
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.00	6-15-2034	2,000,000	1,923,858
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series A (BAM Insured)	4.13	6-15-2037	1,945,000	1,862,977
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series C	5.00	6-15-2028	3,500,000	3,697,430
Illinois Sales Tax Revenue Bond Junior Obligation Tax-Exempt Series D	4.00	6-15-2030	12,000,000	11,841,780
Illinois Sales Tax Securitization Series A	4.00	1-1-2048	5,430,000	4,493,233
Illinois Sales Tax Securitization Series A	5.00	1-1-2038	3,000,000	3,068,216
Illinois Sales Tax Securitization Series C	5.00	1-1-2024	2,500,000	2,543,164
Illinois Sports Facilities Authority Refunding Bonds State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2026	2,030,000	1,730,403
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2024	17,570,000	16,374,181
Illinois Sports Facilities Authority State Tax Supported CAB (Ambac Insured) ¤	0.00	6-15-2025	2,575,000	2,295,936
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2025	3,745,000	3,848,035
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2026	4,775,000	4,895,237
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2027	8,845,000	9,072,137
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	4,030,000	4,123,444
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,500,000	3,576,865
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2026	12,245,000	10,178,008
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2030	25,700,000	17,459,516
See accompanying notes to portfolio of investments

20  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00%	6-15-2031	$10,060,000	$ 6,643,634
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (NPFGC Insured) ¤	0.00	12-15-2031	9,800,000	6,284,151
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (NPFGC Insured) ¤	0.00	6-15-2029	12,085,000	8,898,541
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds McCormick Place Expansion Project Series A	4.00	12-15-2042	2,500,000	2,037,389
Sales Tax Securitization Corporation Second Lien Sales Tax	4.00	1-1-2038	8,950,000	8,014,541
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	3,015,000	2,369,409
				290,860,307
Tobacco revenue: 0.06%
Railsplitter Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,065,174
Transportation revenue: 0.70%
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2025	2,960,000	3,063,076
Chicago IL Public Building Commission Transit Authority (Ambac Insured)	5.25	3-1-2027	3,400,000	3,601,540
Illinois Toll Highway Authority	5.00	1-1-2031	5,000,000	5,443,998
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2043	9,000,000	9,259,556
Illinois Toll Highway Authority Senior Series A	5.00	1-1-2046	15,000,000	15,351,054
Illinois Toll Highway Authority Senior Series B	5.00	1-1-2039	1,500,000	1,514,728
				38,233,952
Utilities revenue: 0.28%
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2030	7,000,000	7,275,822
Illinois Municipal Electric Agency Power Supply System Series A	5.00	2-1-2031	8,000,000	8,315,226
				15,591,048
Water & sewer revenue: 0.94%
Chicago IL Refunding Bond Second Lien Project	5.00	11-1-2029	4,600,000	4,612,056
Chicago IL Wastewater Refunding Bond Second Lien Bond Series C	5.00	1-1-2039	5,000,000	4,893,526
Chicago IL Wastewater Transmission Second Lien Series 2012	5.00	1-1-2027	5,000,000	5,003,595
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2039	11,525,000	11,279,576
Chicago IL Wastewater Transmission Second Lien Series 2014	5.00	1-1-2044	4,425,000	4,229,679
Chicago IL Waterworks Second Lien (AGM Insured)	5.25	11-1-2032	3,250,000	3,463,994
Chicago IL Waterworks Second Lien Series 2012	5.00	11-1-2030	5,000,000	5,013,207
Chicago IL Waterworks Second Lien Series 2014	5.00	11-1-2044	9,000,000	8,511,017
Illinois Finance Authority Clean Water Initiative	4.00	7-1-2038	5,000,000	4,742,480
				51,749,130
				695,707,173
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  21

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Indiana: 1.91%
Education revenue: 0.31%
Indiana Finance Authority Educational Facilities Multipurpose DePauw University Project Series 2022A	5.00%	7-1-2047	$17,000,000	$ 16,791,378
Indiana Finance Authority Educational Facilities Multipurpose KIPP Indianapolis Incorporated Project	5.00	7-1-2040	350,000	327,293
				17,118,671
Health revenue: 0.40%
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2033	12,885,000	12,268,221
Indiana Finance Authority Health System Revenue Bonds Franciscan Alliance Incorporated Obligated Group Series C	4.00	11-1-2036	5,000,000	4,658,520
Indiana Finance Authority Marion General Hospital Series A	4.00	7-1-2045	2,560,000	2,183,551
Indiana HFFA Ascension Health Credit Group	5.00	11-15-2034	2,750,000	2,834,558
				21,944,850
Industrial development revenue: 0.47%
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2035	9,970,000	10,078,838
Indiana Finance Authority Ohio River Bridges East End Crossing Project Series A	5.00	7-1-2040	2,720,000	2,749,693
Indiana Finance Authority Tax-Exempt Private Activity Bonds Series 2013	5.00	7-1-2048	10,000,000	10,109,165
Valparaiso IN Pratt Paper LLC Project	5.88	1-1-2024	290,000	294,404
Whiting IN Industry Environmental Facilities	5.00	3-1-2046	2,500,000	2,509,557
				25,741,657
Miscellaneous revenue: 0.31%
Carmel IN Local Public Improvement Multipurpose Bonds	5.00	7-15-2031	6,000,000	6,322,897
Clarke County IN Building Corporation Series 2022	6.00	7-15-2038	5,000,000	5,782,085
Hobart Industry Building Corporation First Mortgage	4.00	7-15-2035	2,295,000	2,303,321
Indianapolis IN Industry Local Public Improvement Bond Bank Series A (AGM Insured)	4.00	6-1-2041	3,000,000	2,668,056
				17,076,359
Tax revenue: 0.08%
Indianapolis IN Industry Local Public Improvement Bond Bank Community Justice Campus Courthouse & Jail Project	5.00	2-1-2049	4,000,000	4,133,641
Utilities revenue: 0.19%
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project	3.00	11-1-2030	4,000,000	3,529,123
Indiana Finance Authority Midwestern Disaster Relief Ohio Valley Electric Corporation Project Series 2012A	4.25	11-1-2030	3,000,000	2,876,245
Indiana Finance Authority Ohio Valley Electric Corporation Project Series A	3.00	11-1-2030	4,650,000	4,099,736
				10,505,104
Water & sewer revenue: 0.15%
Evansville IN Waterworks Series 2022A (BAM Insured)	5.00	7-1-2047	2,250,000	2,326,023
See accompanying notes to portfolio of investments

22  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00%	7-1-2043	$ 3,450,000	$ 3,182,326
Fishers Industry Sewage Works Revenue (BAM Insured)	4.00	7-1-2045	3,160,000	2,792,860
				8,301,209
				104,821,491
Iowa: 0.03%
GO revenue: 0.03%
Altoona IA Annual Appropriation Urban Renewal Series C	5.00	6-1-2031	1,805,000	1,893,006
Kansas: 0.22%
GO revenue: 0.05%
Wyandotte County KS Unified School District No. 203 (AGM Insured)	5.25	9-1-2052	2,500,000	2,691,183
Tax revenue: 0.17%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	33,280,000	9,177,759
				11,868,942
Kentucky: 1.57%
Education revenue: 0.03%
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2046	800,000	644,587
Kentucky Bond Development Corporation Danville Centre College Project	4.00	6-1-2051	1,250,000	982,803
				1,627,390
Health revenue: 0.23%
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2024	9,260,000	8,544,951
Kentucky EDFA Norton Healthcare Incorporated Series B (NPFGC Insured) ¤	0.00	10-1-2028	5,140,000	3,972,858
				12,517,809
Miscellaneous revenue: 0.16%
Kentucky State Property and Buildings Commission Revenue Bonds Series A (AGM Insured)	5.00	11-1-2039	6,000,000	6,277,540
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2046	640,000	565,746
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2051	1,000,000	874,641
Kentucky State University Certificate of Participation University Project (BAM Insured)	4.00	11-1-2056	1,000,000	868,565
				8,586,492
Transportation revenue: 0.15%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2030	2,000,000	1,350,152
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2031	2,780,000	1,745,576
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  23

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00%	7-1-2032	$ 2,500,000	$ 1,458,200
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2033	1,000,000	1,084,716
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series C ¤	0.00	7-1-2034	2,505,000	2,712,101
				8,350,745
Utilities revenue: 1.00%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	18,455,000	18,381,405
Kentucky Public Energy Authority Gas Supply Series A2	4.00	4-1-2048	8,190,000	8,172,436
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	23,250,000	23,165,921
Kentucky Public Energy Authority Gas Supply Series C	4.00	12-1-2049	5,385,000	5,350,152
				55,069,914
				86,152,350
Louisiana: 0.61%
Airport revenue: 0.34%
New Orleans LA Aviation Board AMT Series B (AGM Insured)	5.00	1-1-2033	3,000,000	3,034,565
New Orleans LA Aviation Board AMT Series B	5.00	1-1-2034	4,500,000	4,528,650
New Orleans LA Aviation Board General Airport North Terminal Project Series 2017B	5.00	1-1-2048	1,145,000	1,119,294
New Orleans LA Aviation Board General Airport Revenue Bonds Series 2015A	5.00	1-1-2040	3,000,000	3,020,809
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2036	1,750,000	1,817,643
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2037	1,750,000	1,813,450
New Orleans LA Aviation Board Gulf Opportunity Zone Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2038	1,500,000	1,551,799
Port of New Orleans LA AMT Series E	5.00	4-1-2040	2,000,000	1,991,432
				18,877,642
Industrial development revenue: 0.05%
St. James Parish LA Nucor Steel LLC Project Gulf Opportunity Zone Series A-1 ø	2.88	11-1-2040	3,000,000	3,000,000
Miscellaneous revenue: 0.03%
Louisiana Local Government Environmental Facilities and CDA Jefferson Parish Gomesa Project 144A	4.00	11-1-2044	1,830,000	1,361,748
Water & sewer revenue: 0.19%
East Baton Rouge LA Refunding Bonds Multi Modal Series A	1.30	2-1-2041	6,075,000	5,050,332
New Orleans LA Series B (AGM Insured)	4.00	6-1-2038	350,000	325,220
New Orleans LA Series B (AGM Insured)	4.00	6-1-2039	400,000	366,252
New Orleans LA Series B (AGM Insured)	4.00	6-1-2040	350,000	317,967
New Orleans LA Series B	4.00	6-1-2050	1,200,000	1,021,256
New Orleans LA Series B	5.00	6-1-2045	1,500,000	1,549,844
See accompanying notes to portfolio of investments

24  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Shreveport LA Series B (AGM Insured)	4.00%	12-1-2036	$ 730,000	$ 697,382
Shreveport LA Series B (AGM Insured)	4.00	12-1-2044	1,000,000	884,403
				10,212,656
				33,452,046
Maine: 0.27%
Health revenue: 0.18%
Maine HEFA Mainehealth Series A	4.00	7-1-2040	1,700,000	1,528,515
Maine HEFA Mainehealth Series A	4.00	7-1-2045	4,500,000	3,868,871
Maine HEFA Series A (AGM Insured)	4.00	7-1-2046	500,000	435,519
Maine HEFA Series A (AGM Insured)	4.00	7-1-2050	1,000,000	857,083
Maine HEFA Series A	5.00	7-1-2028	1,445,000	1,518,142
Maine HEFA Series A	5.00	7-1-2029	455,000	500,140
Maine HEFA Series A	5.00	7-1-2029	1,080,000	1,141,680
				9,849,950
Resource recovery revenue: 0.09%
Old Town ME Solid Waste Disposal Revenue Bonds Series 2004 144Aø	2.74	12-1-2024	5,000,000	5,000,000
				14,849,950
Maryland: 0.42%
Education revenue: 0.31%
Maryland Economic Development Corporation Salisbury University Project	5.00	6-1-2030	200,000	199,989
Maryland Economic Development Corporation Student Housing Salisbury University Project	5.00	6-1-2027	235,000	235,019
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	5.75	8-1-2033	1,585,000	1,576,033
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A 144A	6.90	8-1-2041	8,480,000	8,724,361
Prince George's County MD Chesapeake Lighthouse Charter School Project Series 2016-A	7.00	8-1-2046	6,085,000	6,309,872
				17,045,274
Health revenue: 0.02%
Maryland HEFA Frederick Health System	4.00	7-1-2045	745,000	622,882
Maryland HEFA Frederick Health System	4.00	7-1-2050	850,000	678,755
				1,301,637
Miscellaneous revenue: 0.04%
Maryland Economic Development Corporation Special Obligation Covington Project	4.00	9-1-2050	2,500,000	1,932,698
Water & sewer revenue: 0.05%
Baltimore MD Water Projects Series A	4.00	7-1-2039	500,000	469,417
Baltimore MD Water Projects Series A	4.00	7-1-2040	500,000	464,896
Baltimore MD Water Projects Series A	4.00	7-1-2045	2,000,000	1,795,942
				2,730,255
				23,009,864
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  25

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 2.53%
Airport revenue: 0.19%
Massachusetts AMT Series B	4.00%	7-1-2046	$ 2,965,000	$ 2,504,380
Massachusetts Port Authority AMT Series 2022-A	5.00	7-1-2039	4,005,000	4,102,491
Massachusetts Port Authority AMT Series 2022-A	5.00	7-1-2042	2,000,000	2,033,906
Massachusetts Port Authority AMT Series E	5.00	7-1-2046	1,975,000	1,981,215
				10,621,992
Education revenue: 0.26%
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2039	1,000,000	929,228
Lowell MA Collegiate Charter School Revenue	5.00	6-15-2049	1,750,000	1,545,829
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2045	2,400,000	1,798,680
Massachusetts Development Finance Agency Lasell University Project	4.00	7-1-2050	2,750,000	1,978,958
Massachusetts Development Finance Agency Northeastern University Project Series 2022	5.00	10-1-2044	7,000,000	7,222,478
Massachusetts Development Finance Agency Suffolk University Project Series 2021	4.00	7-1-2051	1,000,000	792,491
				14,267,664
GO revenue: 0.17%
Massachusetts	5.00	3-1-2041	7,500,000	7,612,272
Massachusetts Series E	5.25	9-1-2048	1,765,000	1,851,641
				9,463,913
Health revenue: 0.33%
Massachusetts Development Finance Agency Revenue Bonds Boston Medical Center Issue Series D	5.00	7-1-2044	6,000,000	5,829,427
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2040	1,000,000	921,641
Massachusetts Development Finance Agency Revenue Massachusetts General/Brigham & Women's Hospital Series A-2	4.00	7-1-2041	1,200,000	1,092,229
Massachusetts Development Finance Agency Revenue Wellforce Incorporated Series C (AGM Insured)	4.00	10-1-2045	2,500,000	2,130,928
Massachusetts HEFA Partners Healthcare Systems Series F3 (TD Bank NA LOC) ø	2.45	7-1-2040	835,000	835,000
Massachusetts State Development Finance Authority Revenue Bonds Series F	5.00	8-15-2045	4,950,000	4,908,626
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2891 (Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144Aø	2.50	10-1-2045	2,245,000	2,245,000
				17,962,851
Tax revenue: 0.84%
Massachusetts Series F	5.00	11-1-2041	5,000,000	5,196,086
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2047	6,485,000	6,628,487
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2048	11,510,000	11,910,494
Massachusetts Transportation Fund Revenue Rail Enhancement & Accelerated Bridge Programs Series A	5.00	6-1-2049	21,500,000	22,351,789
				46,086,856
See accompanying notes to portfolio of investments

26  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue: 0.74%
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25%	8-1-2036	$19,180,000	$ 21,984,304
Massachusetts Water Resources Authority General Revenue Refunding Bonds Series B (AGM Insured)	5.25	8-1-2038	16,000,000	18,334,354
				40,318,658
				138,721,934
Michigan: 3.78%
Airport revenue: 0.16%
Wayne County MI Airport Authority AMT	5.00	12-1-2029	6,000,000	6,141,215
Wayne County MI Airport Authority AMT (BAM Insured)	5.00	12-1-2046	1,400,000	1,399,102
Wayne County MI Airport Authority AMT Series 2021B	5.00	12-1-2041	1,145,000	1,152,453
				8,692,770
Education revenue: 0.19%
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.30	9-1-2030	1,065,000	944,238
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	4.80	9-1-2040	1,205,000	972,505
Michigan Finance Authority Limited Obligation Refunding Bond Public School Academy Bradford	5.00	9-1-2050	4,530,000	3,488,432
Michigan Finance Authority Refunding Bond Higher Education Facilities	4.00	12-1-2041	4,750,000	4,045,678
Michigan Public Educational Facilities Authority Limited Obligation Crescent Academy Project	7.00	10-1-2036	1,032,500	1,032,697
				10,483,550
GO revenue: 0.13%
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2026	1,075,000	1,085,887
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2028	1,450,000	1,464,685
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2029	1,350,000	1,363,672
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2030	1,775,000	1,792,976
Livonia MI Public Schools School District Building & Site Series I	5.00	5-1-2031	1,425,000	1,439,432
				7,146,652
Health revenue: 0.39%
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2031	1,000,000	897,547
Kentwood MI EDA Limited Obligation Holland Home Project	4.00	11-15-2045	750,000	560,670
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2015	5.00	11-15-2045	8,000,000	7,954,373
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2016	5.00	12-1-2034	8,055,000	8,232,386
Michigan Finance Authority Hospital Revenue & Refunding Bonds Series 2016A	5.00	11-1-2044	4,000,000	4,004,400
				21,649,376
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  27

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.38%
Michigan Housing Development Authority Series D (TD Bank NA SPA) ø	2.45%	6-1-2030	$ 5,370,000	$ 5,370,000
Michigan State Housing Development AMT Refunding Bond Series B (TD Bank NA SPA) ø	2.50	6-1-2038	15,415,000	15,415,000
				20,785,000
Miscellaneous revenue: 0.99%
Michigan Building Authority Refunding Facilities Program Bond Series I	5.00	4-15-2041	13,000,000	13,486,831
Michigan Finance Authority Charter Company Wayne Criminal Justice Center Project	4.00	11-1-2048	6,000,000	5,196,665
Michigan Finance Authority Local Government Loan Program City of Detroit Financial Recovery Refunding Bonds Series F	4.50	10-1-2029	7,000,000	6,956,020
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2031	1,340,000	1,370,923
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2032	2,000,000	2,041,146
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2033	2,975,000	3,034,489
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2034	6,615,000	6,737,114
Michigan Finance Authority Local Government Loan Program Series H-1	5.00	10-1-2039	7,955,000	8,075,965
Michigan Municipal Bond Authority Local Government Loan Program Series B Group A (Ambac Insured)	5.25	12-1-2023	920,000	919,013
Michigan Municipal Bond Authority Local Government Loan Program Series C (Ambac Insured)	4.75	5-1-2027	4,610,000	4,673,156
Tender Option Bond Trust Receipts/Certificates Series 2021 XF1115 (Deutsche Bank LIQ) 144Aø	2.52	10-15-2051	1,650,000	1,650,000
				54,141,322
Tax revenue: 0.45%
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2039	7,895,000	7,930,321
Michigan Finance Authority Local Government Loan Program Public Lighting Authority Refunding Bonds Series B	5.00	7-1-2044	16,845,000	16,874,421
				24,804,742
Water & sewer revenue: 1.09%
Great Lakes Michigan Water Authority Sewage Disposal System Series 2016-C	5.00	7-1-2036	8,500,000	8,782,707
Great Lakes Michigan Water Authority Water Supply System Series 2016-D	4.00	7-1-2032	11,000,000	10,992,464
Great Lakes Michigan Water Authority Water Supply System Series 2016-D (AGM Insured)	4.00	7-1-2033	11,000,000	11,041,417
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-4	5.00	7-1-2031	6,500,000	6,630,112
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2027	1,000,000	1,023,412
Michigan Finance Authority Local Government Loan Program Detroit Refunding Bond Series D-6 (NPFGC Insured)	5.00	7-1-2036	3,250,000	3,297,505
See accompanying notes to portfolio of investments

28  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00%	7-1-2025	$ 2,000,000	$ 2,052,275
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2026	1,945,000	1,991,528
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2027	2,260,000	2,312,910
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2028	3,480,000	3,556,741
Michigan Finance Authority Local Government Loan Program Series C (NPFGC Insured)	5.00	7-1-2032	5,750,000	5,856,344
Michigan Finance Authority Local Government Loan Program Series C	5.00	7-1-2035	2,000,000	2,041,985
				59,579,400
				207,282,812
Minnesota: 0.40%
Airport revenue: 0.01%
Minneapolis & St. Paul MN Metropolitan Refunding Bonds Series A	5.00	1-1-2027	500,000	509,593
GO revenue: 0.03%
Hennepin County MN Series 2018A	5.00	12-1-2037	1,000,000	1,060,958
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2030	225,000	230,015
Shakopee MN Independent School District #720 Capital Facilities (State School District Credit Program Insured)	4.00	2-1-2032	240,000	244,260
				1,535,233
Health revenue: 0.28%
Minneapolis MN Fairview Health Services Series 2018A	4.00	11-15-2048	2,315,000	1,945,534
Shakopee MN Senior Housing Revenue Benedictine Living Community LLC Project 144A	5.85	11-1-2058	13,890,000	13,622,290
				15,567,824
Utilities revenue: 0.08%
Rochester MN Electric Utility Revenue Refunding Bond Series A	5.00	12-1-2042	3,895,000	4,063,378
				21,676,028
Mississippi: 0.12%
Miscellaneous revenue: 0.12%
Mississippi Development Bank Special Obligation Bonds Series 2012A Jackson Water & Sewer System Project (AGM Insured)	5.00	9-1-2030	6,830,000	6,836,848
Missouri: 0.79%
GO revenue: 0.09%
St. Louis MO Special Administrative Board of St. Louis School District	4.00	4-1-2030	4,840,000	4,942,550
Miscellaneous revenue: 0.69%
Kansas City MO IDA	5.00	3-1-2037	3,000,000	2,999,763
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  29

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Kansas City MO IDA Series B (AGM Insured)	5.00%	3-1-2049	$23,075,000	$ 22,846,154
Missouri Public Utilities Commission Interim Construction Notes Series 2022	0.75	8-1-2023	12,000,000	11,636,935
				37,482,852
Tax revenue: 0.01%
Blue Springs MO Special Obligation Tax Improvement & Refunding Bonds Adams Farm Project Series A	4.00	6-1-2026	805,000	759,319
				43,184,721
Nebraska: 0.13%
Health revenue: 0.02%
Douglas County NE Hospital Authority Series 2	4.00	11-15-2040	1,150,000	1,025,329
Utilities revenue: 0.11%
Central Plains Energy Project Nebraska Refunding Bond Gas Project #3 Series A 2017-A	5.00	9-1-2033	6,000,000	6,037,570
				7,062,899
Nevada: 1.97%
GO revenue: 1.94%
Clark County NV Refunding Bond Limited Tax	4.00	7-1-2032	6,000,000	6,077,186
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2035	9,585,000	9,488,565
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2036	850,000	842,515
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2037	900,000	874,271
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2038	850,000	802,582
Clark County NV School District Series A (AGM Insured)	4.00	6-15-2039	1,000,000	926,777
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2030	875,000	960,213
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2032	900,000	977,806
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2033	825,000	889,863
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2034	950,000	1,017,568
Clark County NV School District Series A (AGM Insured)	5.00	6-15-2035	1,000,000	1,065,221
Clark County NV Series A	5.00	6-1-2043	9,360,000	9,751,195
Clark County NV Series A	5.00	5-1-2048	50,215,000	51,809,512
Henderson NV Limited Tax Utility System Series A-1	4.00	6-1-2045	9,140,000	8,214,737
Henderson NV Series B-1	4.00	6-1-2039	4,060,000	3,830,035
Henderson NV Series B-1	4.00	6-1-2040	3,340,000	3,128,819
Las Vegas NV Series A	4.00	2-1-2038	1,335,000	1,248,770
Las Vegas NV Water District Series 2022A	4.00	6-1-2034	4,600,000	4,571,237
				106,476,872
Industrial development revenue: 0.02%
Clark County NV Southern California Edison Company Project	2.10	6-1-2031	1,250,000	1,003,476
See accompanying notes to portfolio of investments

30  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.01%
Las Vegas NV Special Improvement District #60 Local Improvement	5.00%	6-1-2023	$ 220,000	$ 221,541
Las Vegas NV Special Improvement District #60 Local Improvement	5.00	6-1-2024	90,000	91,339
				312,880
				107,793,228
New Hampshire: 0.26%
Health revenue: 0.06%
New Hampshire HEFA Kendal at Hanover Project Series B (TD Bank NA LOC) ø	2.46	10-1-2030	3,595,000	3,595,000
Housing revenue: 0.11%
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	6,252,359	5,793,551
Industrial development revenue: 0.09%
New Hampshire Finance Authority Lonza Biologics Incorporated (Landesbank Hessen-Thüringen LOC) ø	2.53	9-1-2030	5,000,000	5,000,000
				14,388,551
New Jersey: 3.08%
Airport revenue: 0.02%
South Jersey Port Corporation Marine Terminal Refunding Bond Series 2016S	5.00	1-1-2039	1,350,000	1,343,218
Education revenue: 0.18%
Atlantic City NJ Improvement Authority Stockton University Project (AGM Insured)	4.00	7-1-2047	750,000	634,440
New Jersey Educational Facilities Authority Higher Education Facilities Trust Fund	5.00	6-15-2025	5,830,000	5,924,560
Rutgers University Series L	5.00	5-1-2033	3,560,000	3,599,108
				10,158,108
GO revenue: 0.35%
Bayonne NJ School Refunding Bonds (AGM Insured)	5.00	7-15-2023	2,505,000	2,539,232
Newark NJ Qualified General Improvement Series A	5.00	7-15-2025	5,000,000	5,140,676
Newark NJ Qualified General Improvement Series A	5.00	7-15-2026	2,205,000	2,275,990
Newark NJ Qualified General Improvement Series A	5.00	7-15-2027	6,035,000	6,230,177
Newark NJ Qualified General Improvement Series A	5.25	7-15-2024	1,325,000	1,360,939
Newark NJ Qualified General Improvement Series B	5.00	7-15-2025	385,000	395,832
Newark NJ Qualified General Improvement Series B	5.00	7-15-2026	395,000	406,349
Newark NJ Qualified General Improvement Series B	5.00	7-15-2027	405,000	416,803
Newark NJ Qualified General Improvement Series B	5.25	7-15-2024	375,000	385,171
				19,151,169
Industrial development revenue: 0.18%
New Jersey EDA	5.00	3-1-2025	4,000,000	4,015,885
New Jersey EDA Continental Airlines Incorporated Project	5.25	9-15-2029	5,960,000	5,895,012
				9,910,897
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  31

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.93%
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13%	7-1-2029	$ 2,620,000	$ 2,354,665
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	11,000,000	11,042,902
New Jersey TTFA Series A ¤	0.00	12-15-2039	10,000,000	3,910,463
New Jersey TTFA Series A (NPFGC Insured)	5.75	6-15-2025	10,000,000	10,513,573
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.00	1-1-2032	7,620,000	7,886,835
Newark NJ Housing Authority & Port Authority Port Newark Marine Terminal Rental Refunding Bond Newark Redevelopment Project (NPFGC Insured)	5.25	1-1-2024	1,225,000	1,236,010
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC / NPFGC Insured, Bank of America NA LIQ) 144Aø	2.50	9-11-2025	4,000,000	4,000,000
Union County NJ Utilities Authority Refunding Bond AMT Covanta Union Series A	5.25	12-1-2031	9,960,000	9,969,588
				50,914,036
Tax revenue: 0.45%
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	15,000,000	16,264,055
New Jersey TTFA Series AA	4.00	6-15-2045	2,195,000	1,854,827
New Jersey TTFA Series AA	5.00	6-15-2039	3,000,000	2,984,671
New Jersey TTFA Series AA	5.00	6-15-2045	3,500,000	3,461,502
				24,565,055
Transportation revenue: 0.93%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2028	10,100,000	7,666,831
New Jersey TTFA CAB Series A ¤	0.00	12-15-2029	11,875,000	8,562,080
New Jersey TTFA CAB Series A ¤	0.00	12-15-2031	4,500,000	2,903,774
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2026	1,150,000	961,389
New Jersey TTFA CAB Transportation System Series A ¤	0.00	12-15-2030	8,000,000	5,465,418
New Jersey TTFA Program Bonds Series AA	5.00	6-15-2038	2,000,000	2,000,371
New Jersey TTFA Series AA	5.00	6-15-2044	1,000,000	989,532
New Jersey TTFA Series AA	5.25	6-15-2033	10,000,000	10,039,912
New Jersey TTFA Transportation System Series A	5.00	12-15-2036	1,500,000	1,511,470
New Jersey TTFA Transportation System Series C	5.25	6-15-2032	8,000,000	8,118,908
South Jersey Transportation Authority NJ Transportation System Revenue Bonds 2022 Series A	5.00	11-1-2041	1,000,000	1,020,223
South Jersey Transportation Authority NJ Transportation System Revenue Bonds 2022 Series A	5.25	11-1-2052	1,500,000	1,536,048
				50,775,956
Unknown Revenue Source: 0.04%
New Jersey TTFA Series AA	5.00	6-15-2036	2,070,000	2,072,087
				168,890,526
New Mexico: 0.28%
Industrial development revenue: 0.18%
Farmington NM PCR	1.80	4-1-2029	5,000,000	4,216,746
Farmington NM PCR	1.80	4-1-2029	7,000,000	5,903,444
				10,120,190
See accompanying notes to portfolio of investments

32  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.10%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding & Acquisition Bond Subordinated Series A (Royal Bank of Canada LIQ)	5.00%	11-1-2039	$ 5,140,000	$ 5,284,078
				15,404,268
New York: 11.73%
Airport revenue: 1.05%
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2039	700,000	582,589
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	4.00	12-1-2040	900,000	740,975
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2032	1,000,000	1,008,228
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2036	1,750,000	1,762,361
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	700,000	679,654
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	1,750,000	1,757,994
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2037	2,000,000	1,941,869
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2038	3,000,000	2,894,509
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2039	13,000,000	12,513,556
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	5.00	12-1-2042	3,385,000	3,227,925
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport Project Series 2020C	5.00	12-1-2035	2,475,000	2,496,602
Port Authority of New York & New Jersey Series 193	5.00	10-15-2028	1,760,000	1,802,457
Port Authority of New York & New Jersey Series 205	5.25	11-15-2039	16,580,000	17,611,914
Port Authority of New York & New Jersey Series 211	5.00	9-1-2048	2,000,000	2,075,506
Port Authority of New York & New Jersey Series 218	4.00	11-1-2041	2,275,000	2,001,706
Port Authority of New York & New Jersey Series 221	4.00	7-15-2045	5,000,000	4,299,013
				57,396,858
Education revenue: 0.48%
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	4.60	2-1-2051	5,000,000	3,615,537
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	5.73	2-1-2050	10,030,000	9,424,549
New York Dormitory Authority Barnard College Series A	4.00	7-1-2045	1,270,000	1,051,383
New York Dormitory Authority Barnard College Series A	4.00	7-1-2049	1,000,000	809,886
New York Dormitory Authority Iona College	5.00	7-1-2027	335,000	346,227
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  33

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
New York Dormitory Authority New York University Series A	5.00%	7-1-2049	$ 4,265,000	$ 4,413,051
New York Dormitory Authority St. John's University Series A	4.00	7-1-2048	2,000,000	1,664,553
Westchester County NY Local Development Pace University Series B	2.97	5-1-2044	5,000,000	5,000,000
				26,325,186
GO revenue: 1.57%
New York NY Fiscal 2020 Subordinate Bond Series B-1	4.00	8-1-2039	3,000,000	2,798,352
New York NY Fiscal 2020 Subordinate Bond Series B-1	5.00	10-1-2038	2,650,000	2,759,913
New York NY Fiscal 2022 Subordinate Bond Series D-1	5.25	5-1-2041	6,000,000	6,455,671
New York NY Fiscal 2022 Subordinate Bond Series D-1	5.25	5-1-2042	1,000,000	1,073,128
New York NY General Obligation Bonds Subseries A-1	5.25	9-1-2042	8,750,000	9,407,738
New York NY General Obligation Bonds Subseries A-1	5.25	9-1-2043	21,165,000	22,697,901
New York NY General Obligation Bonds Subseries F-1	5.00	3-1-2043	4,000,000	4,154,963
New York NY General Obligation Bonds Subseries F-1	5.00	3-1-2050	6,000,000	6,188,179
New York NY Series E-1	5.00	3-1-2039	8,800,000	9,066,278
New York NY Series F-1	5.00	3-1-2032	3,000,000	3,023,805
New York NY Series S-2	5.00	7-15-2041	13,805,000	14,109,364
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2036	2,000,000	2,137,369
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2037	1,100,000	1,170,637
Yonkers NY Series 2022-C (AGM Insured)	5.00	3-15-2038	1,140,000	1,208,062
				86,251,360
Health revenue: 0.13%
Tender Option Bond Trust/Floater Certificates Series 2020-XG0294 (FHA Insured, Bank of America NA LIQ) 144Aø	2.50	2-1-2050	4,200,000	4,200,000
Westchester County NY Kendal on Hudson Project Series 2013	5.00	1-1-2028	1,805,000	1,805,750
Westchester County NY Local Development Corporation Purchase Senior Learning Community Incorporated 144A	2.88	7-1-2026	1,500,000	1,375,827
				7,381,577
Housing revenue: 0.35%
Deutsche Bank Short Puttable Exempt Adjustable Receipts/Long Inverse Floating Exempt Receipts Trust Series DBE-8063 (Deutsche Bank LOC, Deutsche Bank LIQ) 144Aø	2.86	10-1-2045	10,000,000	10,000,000
New York Housing Development MFHR Bonds Series C3 (Barclays Bank plc SPA) ø	2.52	5-1-2062	4,000,000	4,000,000
New York Mortgage Agency Homeowner Revenue Bonds Series 249 (State of New York Mortgage Agency Insured, TD Bank NA SPA) ø	2.48	4-1-2031	5,000,000	5,000,000
				19,000,000
Industrial development revenue: 0.75%
Monroe County NY IDA Continuing Development Services Project (Citizens Bank LOC) ø	2.62	7-1-2027	575,000	575,000
New York Liberty Development Corporation Refunding Bonds 1 World Trade Center Project	4.00	2-15-2043	4,500,000	4,025,778
New York Liberty Development Corporation Refunding Bonds 4 World Trade Center Project	2.80	9-15-2069	1,000,000	820,531
See accompanying notes to portfolio of investments

34  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial development revenue (continued)
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00%	10-31-2041	$ 2,000,000	$ 1,647,276
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	10-31-2046	1,500,000	1,177,412
New York Transportation Development Corporation Special Facilities AMT Revenue	5.00	1-1-2032	12,000,000	11,758,477
New York Transportation Development Corporation Special Facilities Revenue Terminal 4 John F Kennedy International Airport	3.00	8-1-2031	2,000,000	1,747,956
New York Transportation Development Corporation Special Facility AMT Revenue Delta Air Lines Incorporated LaGuardia Airport Terminals C&D Redevelopment	5.00	10-1-2035	20,000,000	19,203,870
				40,956,300
Miscellaneous revenue: 0.17%
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	5,000	5,452
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2034	1,745,000	1,874,049
New York Dormitory Authority Series A (AGM Insured)	5.00	10-1-2035	1,000,000	1,066,838
New York NY IDA Queens Baseball Stadium Project (AGM Insured)	5.00	1-1-2031	1,000,000	1,068,446
New York Transportation Development Corporation New York State Thruway Service Areas Project	4.00	3-15-2044	5,000,000	4,536,709
New York Western Regional Off Track Betting Corporation 144A	4.13	12-1-2041	1,000,000	736,519
				9,288,013
Tax revenue: 3.72%
New York Dormitory Authority Personal Income Tax Revenue Bonds Series 2019A	5.00	3-15-2043	6,750,000	6,951,265
New York Dormitory Authority Series A	4.00	3-15-2042	6,000,000	5,490,300
New York Dormitory Authority Series A	4.00	3-15-2044	2,700,000	2,436,266
New York Dormitory Authority Series A	5.00	2-15-2034	3,790,000	3,939,560
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	4,649,290
New York Dormitory Authority Series D	5.00	2-15-2048	12,500,000	12,824,723
New York Dormitory Authority State Personal Income Tax Series B	4.00	3-15-2046	11,300,000	10,073,575
New York Dormitory Authority State Personal Income Tax Series B	5.00	2-15-2045	7,330,000	7,415,412
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	10,000	10,404
New York Dormitory Authority State Personal Income Tax Series E	5.00	2-15-2044	9,590,000	9,712,481
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2015 Series S1	5.00	7-15-2040	3,155,000	3,216,643
New York NY Transitional Finance Authority Building Aid Revenue Fiscal Year 2019 Subordinate Bond Series S3 A	4.00	7-15-2038	4,500,000	4,234,127
New York NY Transitional Finance Authority Future Tax Secured Revenue Series A2	5.00	8-1-2037	12,140,000	12,564,680
New York NY Transitional Finance Authority Future Tax Secured Revenue Series I	5.00	5-1-2033	5,395,000	5,442,863
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	4.00	11-1-2035	5,000,000	4,867,541
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond	5.00	5-1-2038	5,000,000	5,187,832
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  35

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series A	5.00%	8-1-2031	$17,075,000	$ 17,495,608
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series E	4.00	2-1-2038	4,000,000	3,785,765
New York NY Transitional Finance Authority Future Tax Secured Subordinate Bond Series F1	5.00	5-1-2042	2,390,000	2,440,879
New York Thruway Authority Series 2022A	5.00	3-15-2048	10,000,000	10,381,289
New York Urban Development Corporation Series 2020A	5.00	3-15-2041	3,750,000	3,885,510
New York Urban Development Corporation Series 2020A	5.00	3-15-2042	4,075,000	4,212,702
New York Urban Development Corporation Series 2020C	4.00	3-15-2042	8,045,000	7,294,509
New York Urban Development Corporation Series 2020C	5.00	3-15-2047	8,000,000	8,212,299
New York Urban Development Corporation Series 2020E	4.00	3-15-2043	8,040,000	7,254,292
Tender Option Bond Trust Receipts/Certificates Series 2021-XF1109 (Deutsche Bank LIQ) 144Aø	2.52	3-15-2048	2,126,000	2,126,000
Triborough Bridge & Tunnel Authority Series 2020-A	4.00	5-15-2042	2,250,000	2,060,523
Triborough Bridge & Tunnel Authority Series 2022-A	5.00	5-15-2047	15,000,000	15,429,276
Triborough Bridge & Tunnel Authority Series 2022-B	5.00	5-15-2039	10,240,000	10,753,850
Triborough Bridge & Tunnel Authority Series 2022-C	5.00	5-15-2047	8,000,000	8,228,947
Triborough Bridge & Tunnel Authority Subordinated Bond Series A1	4.00	5-15-2046	1,250,000	1,121,961
				203,700,372
Transportation revenue: 1.70%
New York Metropolitan Transportation Authority Refunding Green Bonds Series D1	5.00	11-15-2034	5,000,000	5,107,342
New York Metropolitan Transportation Authority Revenue Bonds Series 2012 F	5.00	11-15-2030	105,000	105,212
New York Metropolitan Transportation Authority Revenue Bonds Series 2012 F	5.00	11-15-2030	845,000	846,709
New York Metropolitan Transportation Authority Revenue Various Refunding Bonds Transportation Subordinated Series G-3 (SIFMA Municipal Swap +0.43%) ±	2.89	11-1-2031	15,000,000	14,728,776
New York Metropolitan Transportation Authority Series 2015C	5.00	11-15-2035	2,000,000	1,992,277
New York Metropolitan Transportation Authority Series 2019C (AGM Insured)	5.00	11-15-2041	9,700,000	9,965,461
New York Metropolitan Transportation Authority Series D	5.00	11-15-2029	20,000,000	20,035,826
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Bank of Montreal LOC) ø	2.75	11-15-2041	10,000,000	10,000,000
New York Metropolitan Transportation Authority Subordinated Bond Series A1	5.00	11-15-2040	3,425,000	3,334,427
New York Metropolitan Transportation Authority Subordinated Bond Series A-1	5.00	11-15-2048	7,300,000	7,474,521
Triborough Bridge & Tunnel Authority Series 2020-A	5.00	11-15-2049	7,750,000	8,006,227
Triborough Bridge & Tunnel Authority Subordinated Bonds Series B-2 (State Street Bank & Trust Company LOC) ø	2.75	1-1-2032	3,100,000	3,100,000
Triborough Bridge and Tunnel Authority NY General Revenue Bonds Series 2022A	5.00	11-15-2047	4,000,000	4,135,506
Triborough Bridge and Tunnel Authority NY General Revenue Bonds Series 2022A	5.50	11-15-2057	4,000,000	4,287,069
				93,119,353
See accompanying notes to portfolio of investments

36  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.56%
New York Utility Debt Securitization Authority Restructuring Bonds	5.00%	12-15-2032	$22,785,000	$ 23,825,226
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2037	3,780,000	3,889,067
New York Utility Debt Securitization Authority Restructuring Bonds	5.00	12-15-2040	2,870,000	3,036,840
				30,751,133
Water & sewer revenue: 1.25%
New York NY Environmental Facilities Corporation Municipal Water Trust	4.00	6-15-2049	5,000,000	4,505,907
New York NY Environmental Facilities Corporation Municipal Water Trust	5.00	6-15-2048	10,035,000	10,562,308
New York NY Municipal Water Finance Authority 2nd General Resolution Series 2018	5.00	6-15-2048	3,000,000	3,070,092
New York NY Municipal Water Finance Authority 2nd General Resolution Series AA	5.00	6-15-2035	25,000,000	26,520,968
New York NY Municipal Water Finance Authority 2nd General Resolution Series BB	5.00	6-15-2047	2,330,000	2,336,417
New York NY Municipal Water Finance Authority 2nd General Resolution Series FF	4.00	6-15-2041	8,250,000	7,667,859
New York NY Water Finance Authority Series DD	5.25	6-15-2047	11,490,000	11,951,845
Western Nassau County NY Water Authority Series A	4.00	4-1-2046	1,100,000	971,860
Western Nassau County NY Water Authority Series A	4.00	4-1-2051	1,000,000	869,539
				68,456,795
				642,626,947
North Carolina: 0.48%
Airport revenue: 0.06%
Raleigh Durham NC Airport Authority Refunding Bond AMT Series A	5.00	5-1-2035	3,400,000	3,474,581
Education revenue: 0.12%
North Carolina Capital Facilities Finance Agency Forest University Series 2016	5.00	1-1-2033	1,000,000	1,041,194
North Carolina Capital Facilities Finance Agency Meredith College Series 2018	5.00	6-1-2038	500,000	507,700
University of North Carolina at Ashville Series 2017	5.00	6-1-2042	625,000	640,369
University of North Carolina at Greensboro Series 2014	5.00	4-1-2033	2,000,000	2,042,066
University of North Carolina at Greensboro Series 2014	5.00	4-1-2039	1,620,000	1,654,073
University of North Carolina Chapel Hill Series 2009- A (TD Bank NA SPA) ø	2.50	2-1-2024	580,000	580,000
				6,465,402
Health revenue: 0.08%
Charlotte-Mecklenburg NC Hospital Authority Health Care Refunding Bonds Series 2018	5.00	1-15-2036	500,000	517,912
North Carolina Medical Care Commission Deerfield Episcopal Retirement Community Project Series 2016	5.00	11-1-2031	1,500,000	1,557,943
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  37

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
North Carolina Medical Care Commission Forest Duke Project	4.00%	9-1-2051	$ 1,100,000	$ 875,888
North Carolina Medical Care Commission Presbyterian Homes Project Series 2016C	4.00	10-1-2031	1,500,000	1,422,656
				4,374,399
Housing revenue: 0.04%
North Carolina Facilities Finance Agency The Arc of North Carolina Project Series 2017A (Department of Housing and Urban Development Insured)	5.00	10-1-2034	1,000,000	1,016,764
North Carolina Facilities Finance Agency The North Carolina A&T University Foundation LLC Project Series 2015A (AGC Insured)	5.00	6-1-2027	1,000,000	1,035,202
				2,051,966
Miscellaneous revenue: 0.06%
Charlotte NC Certificate of Participation Equipment Acquisition and Public Facilities Series A	5.00	12-1-2026	1,160,000	1,161,429
Charlotte NC Certificate of Participation Transit Projects Series C	5.00	6-1-2030	1,000,000	1,010,804
Raleigh NC Limited Obligation Series A	5.00	10-1-2033	1,000,000	1,027,060
Wilmington NC Limited Obligation Series A	5.00	6-1-2030	400,000	422,947
				3,622,240
Transportation revenue: 0.12%
North Carolina Department of Transportation I-77 HOT Lanes Project Series 2015	5.00	6-30-2028	1,275,000	1,286,827
North Carolina Turnpike Authority Monroe Expressway Toll Revenue Bond Series 2016A	5.00	7-1-2042	500,000	484,152
North Carolina Turnpike Authority Triangle Expressway System (AGM Insured)	5.00	1-1-2049	4,500,000	4,615,553
				6,386,532
				26,375,120
North Dakota: 0.24%
Miscellaneous revenue: 0.17%
University of North Dakota Infrastructure Energy Improvement Project Green Certificates Series A	5.00	4-1-2057	9,000,000	9,241,547
Water & sewer revenue: 0.07%
North Dakota PFA Revolving Fund Program Series A	5.00	10-1-2038	3,780,000	4,030,067
				13,271,614
Ohio: 1.93%
Education revenue: 0.08%
Allen County OH Port Authority	4.00	12-1-2035	650,000	569,052
Allen County OH Port Authority	4.00	12-1-2040	720,000	594,222
Ohio HEFA Kenyon College 2023 Project	5.00	7-1-2037	3,100,000	3,074,737
				4,238,011
See accompanying notes to portfolio of investments

38  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.03%
Highland OH Local School District Medina County School Improvement Series A	5.25%	12-1-2054	$ 1,500,000	$ 1,521,053
Health revenue: 0.61%
Cleveland Cuyahoga County OH Facilities Improvement Centers for Dialysis	5.00	12-1-2047	5,205,000	4,713,168
Franklin County OH Trinity Health Credit Group	4.00	12-1-2044	3,450,000	3,053,506
Hamilton County OH Hospital Facilities Revenue Bonds	5.00	11-15-2041	2,250,000	2,382,781
Hamilton County OH Hospital Facilities Revenue Bonds	5.00	9-15-2045	7,500,000	7,347,706
Lucas County OH Hospital Revenue Promedica Healthcare Obligation	5.25	11-15-2048	9,000,000	6,679,526
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2041	1,100,000	974,522
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health	4.00	8-1-2047	3,000,000	2,549,704
Middleburg Heights OH Hospital Revenue Refunding Bonds Facilities Southwest General Health Center	4.00	8-1-2041	3,730,000	3,304,515
Montgomery County OH Hospital Revenue Refunding Bonds	4.00	11-15-2039	3,000,000	2,587,466
				33,592,894
Miscellaneous revenue: 0.77%
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2026	2,030,000	2,096,466
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2028	1,610,000	1,654,681
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2030	2,250,000	2,296,019
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2035	12,000,000	12,063,349
Ohio Private Activity Bond AMT Portsmouth Bypass Project (AGM Insured)	5.00	12-31-2039	2,500,000	2,500,495
Ohio Series A	5.00	2-1-2036	4,265,000	4,428,717
Ohio Special Obligation Various Capital Facilities Lease ø	2.50	12-1-2041	5,000,000	5,000,000
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2035	5,390,000	5,639,877
Ohio Water Development Authority Drinking Water Assistance Fund	5.00	12-1-2036	2,000,000	2,090,369
Ohio Water Development Authority Fresh Water Series B	5.00	12-1-2034	1,895,000	1,989,549
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	2,575,000	2,560,057
				42,319,579
Tax revenue: 0.10%
Franklin County OH	5.00	6-1-2048	5,000,000	5,284,524
Transportation revenue: 0.30%
Ohio Turnpike Commission CAB Series A-4	0.00	2-15-2034	8,500,000	9,217,120
Ohio Turnpike Commission CAB Series A-4	5.00	2-15-2039	7,000,000	7,507,126
				16,724,246
Utilities revenue: 0.04%
Ohio Air Quality Refunding Bonds Series 2022B	4.25	11-1-2039	2,000,000	1,965,072
				105,645,379
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  39

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 0.99%
Airport revenue: 0.54%
Oklahoma City OK Airport Trust Series 33	5.00%	7-1-2043	$ 9,000,000	$ 8,985,202
Oklahoma City OK Airport Trust Series 33	5.00	7-1-2047	11,500,000	11,455,122
Tulsa OK Airports Improvement Trust AMT Series A (BAM Insured)	5.00	6-1-2035	1,055,000	1,079,459
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.00	6-1-2043	4,485,000	4,477,688
Tulsa OK Airports Improvement Trust Series A (AGM Insured)	5.25	6-1-2048	3,770,000	3,799,155
				29,796,626
Miscellaneous revenue: 0.42%
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2030	2,000,000	2,091,546
Garfield County OK Educational Facilities Authority Enid Public Schools Project Series A	5.00	9-1-2031	1,145,000	1,193,178
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2030	4,440,000	4,393,135
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2031	5,520,000	5,409,544
Muskogee OK Industrial Trust Educational Facilities Lease Muskogee Public Schools Project	4.00	9-1-2032	4,000,000	3,862,052
Oklahoma Development Finance Authority Revenue Bonds Series 2022A	5.25	6-1-2037	4,535,000	4,853,691
Pontotoc County OK Education Facilities Authority Ada Public Schools Project	4.00	9-1-2040	1,000,000	893,830
				22,696,976
Transportation revenue: 0.02%
Oklahoma Turnpike Authority Revenue Series A	5.00	1-1-2042	1,000,000	1,032,582
Water & sewer revenue: 0.01%
McGee Creek Oklahoma Authority (NPFGC Insured)	6.00	1-1-2023	645,000	648,283
				54,174,467
Oregon: 0.46%
GO revenue: 0.14%
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2030	2,560,000	2,785,357
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2031	2,125,000	2,302,123
Jackson County OR School District #005 (AGM Insured)	5.00	6-15-2032	2,350,000	2,537,111
				7,624,591
Health revenue: 0.28%
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.13	11-15-2040	500,000	452,040
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.25	11-15-2050	500,000	435,330
Clackamas County OR Hospital Facility Authority Senior Living Rose Ville Series A	5.38	11-15-2055	1,000,000	874,415
Medford OR Hospital Facilities Refunding Bonds Asante Project Series A (AGM Insured)	4.00	8-15-2045	13,650,000	11,978,870
Oregon Health Sciences University Revenue Series A	4.00	7-1-2044	2,000,000	1,794,019
				15,534,674
See accompanying notes to portfolio of investments

40  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.04%
Eugene OR Electric Utility Revenue Series A	4.00%	8-1-2045	$ 1,260,000	$ 1,131,247
Eugene OR Electric Utility Revenue Series A	4.00	8-1-2049	800,000	706,217
				1,837,464
				24,996,729
Pennsylvania: 5.65%
Airport revenue: 0.65%
Allegheny County PA Airport Authority Series 2021A (AGM Insured)	4.00	1-1-2046	2,000,000	1,713,499
Allegheny County PA Airport Authority Series 2021A	5.00	1-1-2036	10,000,000	10,168,100
Philadelphia PA Airport Series A	5.00	7-1-2047	9,950,000	9,800,355
Philadelphia PA Airport Series B	5.00	7-1-2029	1,000,000	1,034,735
Philadelphia PA Airport Series B	5.00	7-1-2031	750,000	766,093
Philadelphia PA Airport Series B	5.00	7-1-2042	7,860,000	7,811,279
Philadelphia PA Airport Series C	4.00	7-1-2037	1,695,000	1,522,814
Philadelphia PA Airport Series C	4.00	7-1-2038	1,260,000	1,122,905
Philadelphia PA Airport Series C	4.00	7-1-2039	1,830,000	1,623,044
				35,562,824
Education revenue: 0.87%
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2024	1,540,000	1,556,524
Montgomery County PA Higher Education & Health Authority Arcadia University	5.00	4-1-2025	1,625,000	1,649,117
Pennsylvania Higher Educational Facilities Revenue Drexel University Series A (AGM Insured)	5.00	5-1-2046	4,885,000	5,073,790
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	2,000,000	2,093,993
Philadelphia PA IDA New Foundations Charter School Project	6.00	12-15-2027	270,000	271,540
Philadelphia PA IDA Thomas Jefferson University Series B ø	2.82	9-1-2050	36,000,000	36,000,000
Philadelphia PA IDA University Revenue Refunding Bond St. Joseph's University Project	4.00	11-1-2038	1,000,000	883,415
				47,528,379
GO revenue: 0.35%
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2025	1,180,000	1,222,601
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2026	1,200,000	1,258,986
Allegheny County PA West Mifflin Area School District (AGM Insured)	5.00	4-1-2027	1,000,000	1,060,361
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2029	2,170,000	2,213,997
North Pocono PA School District Notes Series A (AGM Insured)	4.00	9-15-2032	1,750,000	1,740,006
Philadelphia PA School District Series A	5.00	9-1-2024	2,075,000	2,134,103
Philadelphia PA School District Series F	5.00	9-1-2035	3,820,000	3,929,009
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2032	1,440,000	1,449,648
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2033	1,490,000	1,495,615
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  41

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Williamsport PA Area School District (AGM Insured)	4.00%	3-1-2034	$ 1,555,000	$ 1,554,476
Williamsport PA Area School District (AGM Insured)	4.00	3-1-2035	1,205,000	1,187,824
				19,246,626
Health revenue: 1.50%
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	3.16	11-15-2047	10,000,000	9,979,789
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2039	2,250,000	2,035,603
Chester County PA HEFA Main Line Health System Series A	4.00	9-1-2050	3,500,000	2,998,856
Geisinger PA Health System Series A-1	4.00	2-15-2047	10,000,000	8,579,430
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2035	2,750,000	2,542,062
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2038	1,000,000	895,536
Montgomery County PA HEFA Thomas Jefferson University	5.00	9-1-2031	4,100,000	4,256,716
Montgomery County PA Higher Education & Health Authority Series 2018D ø	2.82	9-1-2050	19,425,000	19,425,000
Pennsylvania EDFA Series 2013A	5.00	7-1-2038	6,000,000	5,988,787
Pennsylvania EDFA Series 2022A	5.00	2-15-2036	1,000,000	1,034,488
Pennsylvania EDFA Series 2022A	5.00	2-15-2038	2,150,000	2,198,842
Pennsylvania EDFA Series 2022A	5.00	2-15-2039	3,500,000	3,556,063
Pennsylvania EDFA Series A-1	4.00	4-15-2045	6,500,000	5,594,323
Pennsylvania Higher Educational Facilities Revenue Thomas Jefferson University Series A	5.00	9-1-2045	2,640,000	2,625,036
Pennsylvania Higher Educational Facilities Revenue University of Pennsylvania Series A	5.00	8-15-2042	3,000,000	3,067,427
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	4.50	7-1-2027	750,000	713,003
Quakertown PA General Authority Health LifeQuest Obligated Group Series C	5.00	7-1-2032	1,000,000	922,078
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured)	5.00	7-1-2037	4,175,000	4,278,159
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	625,000	528,054
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2029	700,000	727,816
Westmoreland County PA IDA Excela Health Project Series A	5.00	7-1-2030	550,000	573,076
				82,520,144
Industrial development revenue: 0.31%
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2030	600,000	604,520
Pennsylvania EDFA Bridges FinCo LP	5.00	12-31-2034	16,375,000	16,309,847
				16,914,367
Miscellaneous revenue: 0.55%
Delaware Valley Regional Finance Authority Local Government Series C (Ambac Insured)	7.75	7-1-2027	4,025,000	4,763,910
Pennsylvania Finance Authority Pennsylvania Hills Project Series B (NPFGC Insured) ¤	0.00	12-1-2025	1,060,000	932,577
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2024	2,250,000	2,306,184
See accompanying notes to portfolio of investments

42  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00%	6-1-2034	$ 1,915,000	$ 1,963,728
State Public School Building Authority Pennsylvania Philadelphia School District Project Series A	5.00	6-1-2035	16,715,000	17,114,753
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2030	1,065,000	1,090,543
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2031	1,110,000	1,133,020
Waverly Township Municipal Authority Career Technology Center (BAM Insured)	4.00	2-15-2032	1,155,000	1,175,683
				30,480,398
Tax revenue: 0.16%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2036	750,000	764,392
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2042	2,000,000	1,999,998
Pennsylvania Turnpike Commission Series B	5.00	12-1-2043	6,000,000	6,090,988
				8,855,378
Transportation revenue: 0.94%
Delaware River Port Authority Project Series 2013	5.00	1-1-2040	17,000,000	17,068,325
Pennsylvania Turnpike Commission Motor License Series B-2	5.00	12-1-2035	9,900,000	10,324,861
Pennsylvania Turnpike Commission Series A	4.00	12-1-2046	3,000,000	2,640,808
Pennsylvania Turnpike Commission Series A	5.00	12-1-2044	5,905,000	6,036,619
Pennsylvania Turnpike Commission Series A-1	5.00	12-1-2047	1,750,000	1,761,963
Pennsylvania Turnpike Commission Series C	5.00	12-1-2046	4,125,000	4,223,966
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2027	1,150,000	1,217,911
Pennsylvania Turnpike Commission Subordinate Bond Series B-1	5.00	6-1-2028	1,450,000	1,527,893
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2027	1,260,000	1,334,407
Pennsylvania Turnpike Commission Subordinate Bond Series B-2	5.00	6-1-2028	5,005,000	5,273,867
				51,410,620
Utilities revenue: 0.04%
Pennsylvania EDFA Exempt Facilities Refunding Bond Energy Supply LLC (MUFG Bank Limited LOC) ø	3.35	12-1-2038	2,000,000	2,000,000
Water & sewer revenue: 0.28%
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	5,500,000	4,755,090
Philadelphia PA Series B	5.00	7-1-2033	8,000,000	8,243,232
Philadelphia PA Water & Wastewater Refunding Bond Series R	5.00	6-1-2042	2,200,000	2,304,708
				15,303,030
				309,821,766
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  43

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Puerto Rico: 0.02%
Tax revenue: 0.02%
Puerto Rico Highway & Transportation Authority Series CC (AGM Insured)	5.50%	7-1-2029	$ 825,000	$ 838,138
Rhode Island: 0.27%
Airport revenue: 0.04%
Rhode Island Commerce Corporation First Lien Special Facility Airport Corporation Intermodal Facility Project Series 2018	5.00	7-1-2031	2,115,000	2,206,876
Education revenue: 0.03%
Rhonde Island HEFA Building Corporation Providence College Series A	5.00	11-1-2046	1,855,000	1,934,072
Tax revenue: 0.20%
Rhode Island Turnpike & Bridge Authority Motor Feul Tax Revenue Bonds Series 2016A	5.00	10-1-2040	10,640,000	10,850,619
				14,991,567
South Carolina: 0.63%
Education revenue: 0.18%
South Carolina Jobs EDA York Preparatory Academy Project Series A 144A	7.25	11-1-2045	1,500,000	1,617,602
University of South Carolina Athletic Facilities Series A	5.00	5-1-2043	8,155,000	8,488,383
				10,105,985
Health revenue: 0.22%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	2.85	5-1-2048	12,000,000	12,000,000
Resource recovery revenue: 0.04%
South Carolina Jobs EDA	8.00	12-6-2029	370,000	300,133
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.00	2-1-2035	1,880,000	752,000
South Carolina Jobs EDA Solid Waste Disposal AMT RePower South Berkeley LLC Project Green Bond 144A	6.25	2-1-2045	2,750,000	1,100,000
				2,152,133
Utilities revenue: 0.19%
Patriots Energy Group Financing Agency South Carolina Series A (Royal Bank of Canada LIQ)	4.00	10-1-2048	9,040,000	9,059,337
South Carolina Public Service Authority Refunding & Improvement Bonds Series A	4.00	12-1-2040	1,500,000	1,300,930
				10,360,267
				34,618,385
South Dakota: 0.58%
Health revenue: 0.43%
South Dakota HEFA Avera Health Project Series 2017	5.00	7-1-2046	10,000,000	10,140,693
South Dakota HEFA Sanford Health Project Series E	5.00	11-1-2042	13,465,000	13,484,959
				23,625,652
See accompanying notes to portfolio of investments

44  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.13%
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00%	4-1-2023	$ 750,000	$ 756,758
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2024	1,100,000	1,127,003
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2025	1,000,000	1,036,587
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2026	1,540,000	1,616,733
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2032	1,010,000	1,072,339
South Dakota Board of Regents Housing & Auxiliary Facilities System	5.00	4-1-2033	1,250,000	1,320,680
				6,930,100
Resource recovery revenue: 0.02%
South Dakota EDA Riverview Project (AgCountry Farm Credit Services LOC) ø	2.65	11-1-2051	1,250,000	1,250,000
				31,805,752
Tennessee: 0.87%
Utilities revenue: 0.87%
Tennergy Corporation Tennessee Gas Series A	4.00	12-1-2051	25,000,000	24,225,080
Tennessee Energy Acquisition Corporation Gas Project Series 2018	4.00	11-1-2049	20,000,000	19,801,004
Tennessee Energy Acquisition Corporation Series A	5.00	5-1-2052	2,640,000	2,635,369
Tennessee Energy Acquisition Corporation Series A	5.25	9-1-2026	1,020,000	1,044,906
				47,706,359
Texas: 8.57%
Airport revenue: 0.54%
Austin TX Airport System AMT	5.00	11-15-2039	8,000,000	8,017,845
Austin TX Airport System AMT	5.00	11-15-2044	3,500,000	3,495,349
Austin TX Airport System AMT Series 2022	5.00	11-15-2040	3,000,000	3,021,161
Dallas & Fort Worth TX Series 2022B	5.00	11-1-2050	8,000,000	8,205,821
Houston TX Airport System Subordinate Bond Lien AMT Series A	5.00	7-1-2041	4,750,000	4,770,805
Port of Houston TX Series 2021	4.00	10-1-2039	2,500,000	2,322,531
				29,833,512
Education revenue: 1.06%
Arlington TX Higher Education Finance Corporation 144A	4.50	6-15-2056	1,000,000	949,250
Arlington TX Higher Education Finance Corporation Revenue Bonds Series 2022A 144A	6.00	2-15-2042	500,000	478,732
Clifton TX Higher Education Finance Corporation International Leadership Series A	5.75	8-15-2038	2,000,000	2,019,777
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2021T	4.00	8-15-2047	3,000,000	2,516,494
Clifton TX Higher Education Finance Corporation International Leadership Texas Series 2022A	4.00	8-15-2047	2,500,000	2,237,316
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.00	8-15-2038	6,000,000	6,114,570
Clifton TX Higher Education Finance Corporation International Leadership Texas Series D	6.13	8-15-2048	6,750,000	6,856,267
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  45

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Hale Center Education Facilities Corporation Refunding and Improvement Bonds Wayland Baptist University Project Series 2022	5.00%	3-1-2031	$ 2,140,000	$ 2,157,849
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2030	1,460,000	1,567,270
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2032	650,000	692,316
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2039	750,000	787,613
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2040	1,000,000	1,048,665
Southwest Texas Higher Education Authority Incorporated Southern Methodist University Project	5.00	10-1-2041	900,000	942,651
Tender Option Bond Trust Receipts/Certificates Series 2021 MS0002 (Morgan Stanley Bank LOC, Morgan Stanley Bank LIQ) 144Aø	2.76	6-15-2056	26,780,000	26,780,000
University of Houston Refunding Bonds Series 2022A	5.00	2-15-2047	3,000,000	3,128,065
				58,276,835
GO revenue: 2.15%
Dallas County TX Series 2022	5.00	8-15-2042	4,275,000	4,570,281
El Paso TX	4.00	8-15-2031	6,500,000	6,584,392
Fort Worth TX Independent School District Series 2022	5.00	2-15-2047	5,935,000	6,158,541
Houston TX Public Improvement Refunding Bonds Series A	4.00	3-1-2034	1,000,000	1,000,528
Houston TX Public Improvement Refunding Bonds Series A	5.00	3-1-2029	2,160,000	2,300,338
Nacogdoches TX Independent School District	5.00	2-15-2049	8,560,000	9,003,668
Palestine TX Certificate of Obligation (AGM Insured)	4.00	2-15-2051	4,000,000	3,362,085
Pasadena TX Independent School District Series 2022	5.00	2-15-2047	6,250,000	6,619,996
Port Isabel TX Series 2019 144A	5.10	2-15-2049	955,000	912,548
Royse City TX Independent School District	5.00	8-15-2034	3,025,000	3,135,689
Salado TX Independent School District	5.00	2-15-2049	1,605,000	1,688,188
San Antonio TX Independent School District	5.00	8-15-2048	13,000,000	13,386,437
Sugar Land TX Refunding Bonds	5.00	2-15-2030	1,250,000	1,333,796
Temple TX Refunding Bonds	5.00	8-1-2032	1,070,000	1,111,147
Texas Refunding Bond Series B	5.00	10-1-2036	24,500,000	25,447,944
Travis County TX	5.00	3-1-2036	12,470,000	13,288,849
Travis County TX	5.00	3-1-2039	6,250,000	6,605,449
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2033	555,000	551,052
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2034	630,000	615,316
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2034	835,000	815,538
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2035	655,000	623,055
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2035	865,000	822,814
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2036	680,000	635,488
Viridian TX Municipal Management District Texas Road Improvement Project Series 2019 (BAM Insured)	4.00	12-1-2036	905,000	845,760
Williamson County TX	4.00	2-15-2031	6,195,000	6,216,323
				117,635,222
See accompanying notes to portfolio of investments

46  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.17%
Harris County TX Health Facilities Development Corporation Series A3 (AGM Insured) €	2.10%	7-1-2031	$ 2,675,000	$ 2,675,000
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2037	3,000,000	2,806,475
Harris County TX Texas Childrens Hospital Series A	4.00	10-1-2038	2,300,000	2,135,487
New Hope ECFA Children's Health System of Texas Project Series A	4.00	8-15-2033	2,050,000	1,955,840
				9,572,802
Housing revenue: 0.09%
Alamito TX Public Facilities Corporation MFHR Housing Authority of El Paso Rental Assistance Demonstration Conversion Program (Department of Housing and Urban Development Insured)	2.90	5-1-2037	5,000,000	4,969,961
Industrial development revenue: 0.05%
Houston TX Airport System Subordinate Bond Lien AMT	5.00	7-15-2027	2,500,000	2,509,918
Miscellaneous revenue: 0.21%
Lower Colorado TX River Authority Series A	5.00	5-15-2033	2,475,000	2,491,802
Texas PFA	4.00	2-1-2034	5,000,000	4,871,330
Texas PFA	4.00	2-1-2035	2,000,000	1,915,680
Texas PFA	4.00	2-1-2036	2,175,000	2,066,636
				11,345,448
Resource recovery revenue: 0.35%
Port Arthur TX Navigation District Jefferson County Environmental Facilities Motiva Enterprises LLC Project Series E ø	2.82	11-1-2040	19,100,000	19,100,000
Tax revenue: 0.14%
Dallas TX Area Rapid Transit Sales Tax Revenue Series A	5.00	12-1-2048	5,000,000	5,256,360
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2036	1,125,000	1,116,891
Old Spanish Trail/Almeda Corridors RDA (BAM Insured)	4.00	9-1-2037	1,430,000	1,414,146
				7,787,397
Transportation revenue: 1.44%
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2033	3,740,000	3,757,735
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2044	3,000,000	3,016,134
Central Texas Regional Mobility Authority Senior Lien Series A	5.00	1-1-2049	2,450,000	2,450,074
Central Texas Regional Mobility Authority Senior Lien Series B	4.00	1-1-2041	800,000	690,710
Central Texas Regional Mobility Authority Senior Lien Series B	5.00	1-1-2046	1,600,000	1,598,976
Grand Parkway Transportation Corporation CAB Series B ¤	0.00	10-1-2029	1,015,000	1,049,567
Grand Parkway Transportation Corporation CAB Series B ¤	0.00	10-1-2030	2,000,000	2,068,913
Grand Parkway Transportation Corporation CAB Series B	4.00	10-1-2039	2,500,000	2,294,444
Grand Parkway Transportation Corporation Series C	4.00	10-1-2045	28,185,000	24,821,188
North Texas Tollway Authority Series A	5.00	1-1-2033	3,600,000	3,697,165
North Texas Tollway Authority Series A	5.00	1-1-2035	4,000,000	4,081,858
North Texas Tollway Authority Series A	5.25	1-1-2038	3,500,000	3,748,891
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  47

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Tender Option Bond Trust Receipts Series 2019-XM0756 (Deutsche Bank LIQ) 144Aø	0.73%	6-30-2058	$ 6,000,000	$ 6,000,000
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	4.00	12-31-2037	3,000,000	2,606,789
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	6.75	6-30-2043	4,000,000	4,081,874
Texas Private Activity Bond Surface Transportation Corporation Project NTE Mobility Partners Segments LLC	7.00	12-31-2038	12,500,000	12,800,205
				78,764,523
Utilities revenue: 0.14%
Lower Colorado TX River Authority Series A (AGM Insured)	4.00	5-15-2040	2,500,000	2,291,939
Texas Municipal Gas Acquisition & Supply Corporation Refunding Bond	5.00	12-15-2032	5,000,000	5,112,666
				7,404,605
Water & sewer revenue: 2.23%
Austin TX Water & Wastewater Refunding Bond	5.00	11-15-2045	15,065,000	15,571,882
Brownsville TX Refunding Bonds Series 2022 (BAM Insured)	5.00	9-1-2046	1,000,000	1,022,018
Brownsville TX Refunding Bonds Series 2022 (BAM Insured)	5.00	9-1-2051	1,000,000	1,014,711
Dallas TX Waterworks & Sewer System Refunding Bond Series A	5.00	10-1-2030	3,810,000	3,970,593
Tarrant TX Regional Water District	5.00	9-1-2034	3,500,000	3,613,442
Tarrant TX Regional Water District	5.00	3-1-2049	15,000,000	15,371,196
Texas Series A	4.00	10-15-2036	5,000,000	4,838,627
Texas Series B	5.00	4-15-2049	42,000,000	43,347,927
Texas Water Development Board Series 2017-A	4.00	10-15-2037	11,650,000	11,215,460
Texas Water Development Board Series 2020	4.00	8-1-2038	2,500,000	2,370,878
Texas Water Implementation Fund Series A	4.00	10-15-2036	1,015,000	982,241
Texas Water Implementation Fund Series A	4.00	10-15-2037	4,000,000	3,850,802
Texas Water Implementation Fund Series A	4.00	10-15-2038	6,500,000	6,205,578
Texas Water Implementation Fund Series A	4.00	10-15-2044	9,905,000	8,985,594
				122,360,949
				469,561,172
Utah: 0.61%
Airport revenue: 0.54%
Salt Lake City UT AMT Series A	5.00	7-1-2034	5,910,000	6,068,706
Salt Lake City UT AMT Series A	5.00	7-1-2035	5,000,000	5,107,162
Salt Lake City UT AMT Series A	5.00	7-1-2036	2,500,000	2,526,943
Salt Lake City UT AMT Series A	5.00	7-1-2043	1,500,000	1,515,372
Salt Lake City UT AMT Series A	5.00	7-1-2043	2,500,000	2,500,766
Salt Lake City UT AMT Series A	5.00	7-1-2048	3,500,000	3,508,471
Salt Lake City UT AMT Series A	5.00	7-1-2048	5,500,000	5,444,938
Salt Lake City UT AMT Series A	5.25	7-1-2048	3,000,000	3,026,436
				29,698,794
See accompanying notes to portfolio of investments

48  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.05%
University of Utah (Citibank NA LIQ) 144Aø	2.49%	2-1-2023	$ 2,680,000	$ 2,680,000
Miscellaneous revenue: 0.02%
Mida Mountain Village Public Infrastructure District Utah Special Assessment Revenue Bonds Area #2 Series 2021 144A	4.00	8-1-2050	1,500,000	1,101,768
				33,480,562
Virginia: 0.36%
GO revenue: 0.11%
Norfolk VA Series C	4.00	9-1-2032	5,810,000	5,978,631
Health revenue: 0.04%
Roanoke VA EDA Residential Care Facility Revenue Richfield Living Project	5.00	9-1-2040	3,290,000	2,320,857
Tax revenue: 0.02%
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,824,000	83,646
Marquis VA CDA CCAB Series 2015 144A	7.50	9-1-2045	397,000	176,868
Marquis VA CDA Series B	5.63	9-1-2041	1,310,000	577,854
				838,368
Transportation revenue: 0.19%
Virginia SBA Financing Senior Lien Elizabeth River Crossings OpCo LLC Project Series 2022	4.00	7-1-2029	1,450,000	1,406,250
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	1,800,000	1,560,167
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2040	3,250,000	2,816,969
Virginia Small Business Financing Authority Series 2022	4.00	1-1-2048	6,000,000	4,856,773
				10,640,159
				19,778,015
Washington: 3.41%
Airport revenue: 0.56%
Port of Seattle WA AMT Intermediate Lien	5.00	4-1-2044	16,000,000	16,009,053
Port of Seattle WA AMT Intermediate Lien	5.00	8-1-2046	7,865,000	7,827,441
Port of Seattle WA Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.00	8-1-2047	2,900,000	2,880,548
Port of Seattle WA Intermediate Lien Revenue and Refunding Bonds Series 2022B	5.50	8-1-2047	3,850,000	3,983,444
				30,700,486
Education revenue: 0.04%
Washington HEFA Seattle University Project	4.00	5-1-2045	1,000,000	836,168
Washington HEFA Seattle University Project	5.00	5-1-2030	760,000	810,955
Washington HEFA Seattle University Project	5.00	5-1-2032	335,000	353,530
Washington HEFA Seattle University Project	5.00	5-1-2033	300,000	315,369
				2,316,022
GO revenue: 1.66%
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2031	9,000,000	9,240,690
Clark County WA School District #114 (AGM Insured)	4.00	12-1-2034	2,500,000	2,525,529
Grant County WA Limited Tax GO Series 2022	5.25	12-1-2047	3,500,000	3,718,463
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  49

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00%	12-1-2029	$ 8,940,000	$ 9,364,972
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2035	9,430,000	9,666,340
King County WA School District #210 Federal Way (AGM Insured)	4.00	12-1-2033	10,000,000	10,101,272
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2033	570,000	612,630
King County WA School District #414 Lake Washington (AGM Insured)	5.00	12-1-2034	1,000,000	1,066,786
Seattle WA	4.00	12-1-2040	2,500,000	2,374,005
Snohomish County WA School District (AGM Insured)	5.00	12-1-2031	1,500,000	1,558,209
Washington Motor Vehicle Fuel Tax Series B	5.00	8-1-2032	8,545,000	8,884,035
Washington Series 2017-A	5.00	8-1-2033	1,500,000	1,576,087
Washington Series 2017-A	5.00	8-1-2040	3,500,000	3,634,366
Washington Series 2017-A	5.00	8-1-2041	2,500,000	2,594,176
Washington Series 2021-F	5.00	6-1-2038	6,500,000	6,977,990
Washington Series 2022-C	5.00	2-1-2044	16,000,000	17,004,197
				90,899,747
Health revenue: 0.22%
Spokane WA Housing Finance Commission Riverview Retirement Community Project	5.00	1-1-2023	255,000	255,059
Washington HCFR Providence Health & Services Series 2012A	5.00	10-1-2042	2,160,000	2,160,368
Washington Health Care Facilities Authority Commonspirit Health Series A-2	5.00	8-1-2038	3,000,000	2,981,445
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	4.00	9-1-2045	3,000,000	2,574,513
Washington Health Care Facilities Authority Seattle Cancer Care Alliance 144A	4.00	12-1-2045	2,450,000	2,100,462
Washington Health Care Facilities Authority Seattle Cancer Care Alliance	5.00	9-1-2040	1,000,000	1,002,734
Washington Health Care Facilities Authority Seattle Childrens Hospital Series 2017A	5.00	10-1-2047	1,055,000	1,069,064
				12,143,645
Miscellaneous revenue: 0.36%
FYI Properties Lease Revenue Refunding Bonds Washington State District Project Series 2019	5.00	6-1-2037	7,395,000	7,742,759
FYI Properties Lease Revenue Refunding Bonds Washington State District Project Series 2019	5.00	6-1-2038	1,750,000	1,829,031
Washington Certificate of Participation	5.00	7-1-2038	1,660,000	1,746,462
Washington Certificate of Participation	5.00	7-1-2039	1,745,000	1,832,912
Washington Certificate of Participation	5.00	7-1-2040	1,480,000	1,542,874
Washington Certificate of Participation	5.00	7-1-2041	1,555,000	1,618,508
Washington Certificate of Participation Series A	5.00	7-1-2038	3,265,000	3,395,773
				19,708,319
Tax revenue: 0.29%
Washington Motor Vehicle Fuel Tax Series B	5.00	6-1-2036	5,000,000	5,367,800
Washington Series 2021-A	5.00	8-1-2036	3,500,000	3,761,312
Washington Series B	5.00	8-1-2037	6,400,000	6,689,674
				15,818,786
See accompanying notes to portfolio of investments

50  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.05%
Energy Northwest Washington Electric Revenue Refunding Bonds Columbia Generating Station	5.00%	7-1-2034	$ 2,500,000	$ 2,706,041
Water & sewer revenue: 0.23%
King County WA Refunding Bonds	5.00	7-1-2042	4,660,000	4,838,499
King County WA Refunding Bonds Series A	5.00	7-1-2047	7,510,000	7,806,363
				12,644,862
				186,937,908
West Virginia: 0.13%
GO revenue: 0.05%
Ohio County WV Board of Education	3.00	6-1-2026	2,680,000	2,626,220
Tax revenue: 0.08%
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	4.13	6-1-2043	1,600,000	1,360,204
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.50	6-1-2037	2,500,000	2,501,830
Monongalia County WV Commission Improvement & Refunding Bonds University Town Center Series A 144A	5.75	6-1-2043	675,000	676,851
				4,538,885
				7,165,105
Wisconsin: 3.01%
Education revenue: 0.59%
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.00	8-1-2033	2,120,000	2,141,039
Milwaukee WI RDA Science Education Consortium Incorporated Project Series A	6.25	8-1-2043	4,650,000	4,690,299
Wisconsin HEFA Marquette University Project Series 2022	5.00	10-1-2031	6,690,000	7,308,013
Wisconsin HEFA Marquette University Project Series 2022	5.00	10-1-2032	7,040,000	7,672,882
Wisconsin PFA Carolina International School Series A 144A	6.00	8-1-2023	85,000	86,305
Wisconsin PFA Carolina International School Series A 144A	6.75	8-1-2033	2,430,000	2,470,032
Wisconsin PFA Carolina International School Series A 144A	7.00	8-1-2043	1,575,000	1,598,339
Wisconsin PFA Carolina International School Series A 144A	7.20	8-1-2048	940,000	954,513
Wisconsin PFA Charter School Revenue American Preparatory Academy 144A	5.00	7-15-2039	1,375,000	1,290,144
Wisconsin PFA Wisland Revenue Northwest Nazarene University	4.25	10-1-2049	5,410,000	4,349,435
				32,561,001
GO revenue: 0.19%
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2027	3,385,000	3,459,354
Verona WI Area School District Building & Improvement Bonds	4.00	4-1-2028	1,380,000	1,411,083
See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  51

Portfolio of investments—September 30, 2022 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Verona WI Area School District Building & Improvement Bonds	5.00%	4-1-2026	$ 3,310,000	$ 3,500,603
Wisconsin Series 2019A ø	2.75	5-1-2029	2,100,000	2,100,000
				10,471,040
Health revenue: 0.69%
Wisconsin HEFA Ascension Senior Credit Group Series A	4.50	11-15-2039	4,925,000	4,858,276
Wisconsin HEFA Ascension Senior Credit Group Series A	5.00	11-15-2035	12,000,000	12,359,980
Wisconsin PFA Series A ##	4.00	10-1-2049	24,500,000	20,638,124
				37,856,380
Housing revenue: 0.82%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2871 (Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144Aø	2.68	11-1-2025	9,955,000	9,955,000
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (JPMorgan Chase & Company LOC) ø	2.55	8-15-2034	1,500,000	1,500,000
Wisconsin Housing & EDA Series B (FHLB SPA) ø	2.50	5-1-2055	3,000,000	3,000,000
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2023	350,000	351,539
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2024	800,000	801,191
Wisconsin PFA Student Housing Revenue (AGM Insured)	4.00	7-1-2025	920,000	920,686
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2026	1,360,000	1,404,994
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2027	1,675,000	1,741,356
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2028	2,025,000	2,115,937
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2029	2,190,000	2,281,453
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2030	2,300,000	2,391,112
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2031	1,415,000	1,462,582
Wisconsin PFA Student Housing Revenue (AGM Insured)	5.00	7-1-2048	16,775,000	16,857,211
				44,783,061
Industrial development revenue: 0.11%
Wisconsin PFA Series 2022A	5.00	2-1-2042	2,500,000	2,304,842
Wisconsin PFA Series 2022A 144A	5.50	2-1-2042	4,000,000	3,547,182
				5,852,024
Miscellaneous revenue: 0.06%
Wisconsin Series A	5.00	6-1-2033	3,420,000	3,543,907
Tax revenue: 0.55%
Mount Pleasant WI Series A ##	5.00	4-1-2043	20,205,000	20,768,598
Mount Pleasant WI Series A (BAM Insured)	5.00	4-1-2048	650,000	670,135
Mount Pleasant WI Series A	5.00	4-1-2048	6,910,000	7,090,118
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2037	1,600,000	759,852
Wisconsin Center District CAB Series C (AGM Insured) ¤	0.00	12-15-2038	1,600,000	713,722
				30,002,425
				165,069,838
Total Municipal obligations (Cost $5,704,758,187)				5,331,807,122

See accompanying notes to portfolio of investments

52  |  Allspring Municipal Bond Fund

Portfolio of investments—September 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.42%
Investment companies: 1.42%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		2.10%	77,525,243	$ 77,571,758
Total Short-term investments (Cost $77,571,046)				77,571,758
Total investments in securities (Cost $5,825,329,233)	99.51%			5,452,378,880
Other assets and liabilities, net	0.49			26,755,684
Total net assets	100.00%			$5,479,134,564

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
€	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.
♣	On the last interest date, partial interest was paid.

See accompanying notes to portfolio of investments

Allspring Municipal Bond Fund  |  53

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CCAB	Convertible capital appreciation bond
CDA	Community Development Authority
ECFA	Educational & Cultural Facilities Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HFA	Housing Finance Authority
HFFA	Health Facilities Financing Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
PFA	Public Finance Authority
RDA	Redevelopment Authority
SBA	Small Business Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$15,147,751	$362,776,297	$(300,352,290)	$0	$0	$77,571,758	77,525,243	$44,664
See accompanying notes to portfolio of investments

54  |  Allspring Municipal Bond Fund

Notes to portfolio of investments—September 30, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$43,000,000	$0	$43,000,000
Municipal obligations	0	5,331,807,122	0	5,331,807,122
Short-term investments
Investment companies	77,571,758	0	0	77,571,758
Total assets	$77,571,758	$5,374,807,122	$0	$5,452,378,880
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.

Allspring Municipal Bond Fund  |  55

Notes to portfolio of investments—September 30, 2022 (unaudited)

For the three months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

56  |  Allspring Municipal Bond Fund